UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21435

GENERAL ELECTRIC RSP INCOME FUND

(Exact name of registrant as specified in charter)

1600 Summer Street, Stamford, Connecticut 06905

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: December 31, 2018

Item 1. Shareholder Reports.

Annual Report

December 31, 2018

GE RSP Funds

U.S. Equity Fund

Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

GE RSP Funds

Annual Report

December 31, 2018

GE RSP Funds

Notes to Performance — December 31, 2018 (Unaudited)

The information provided on the performance pages relates to the GE RSP U.S. Equity Fund and GE RSP Income Fund (each, a “Fund” and collectively, the “Funds”).

Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Funds’ website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

The S&P® 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged market value-weighted index of taxable investment grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first rate bond market.

The results shown for the foregoing indices assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, index returns do not reflect the actual cost of investing in the instruments that comprise an index.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

Notes to Performance	1

GE RSP U.S. Equity Fund

Management Discussion of Fund Performance — December 31, 2018 (Unaudited)

The GE RSP U.S. Equity Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund was -3.05% and the Index was -4.38%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund’s preference for companies with sustainable earnings growth, positive sector allocation and positive stock selection were primary drivers of Fund performance during the Reporting Period relative to the Index. In a year where growth outperformed value, the Fund’s growth tilt contributed to its outperformance against the Index. In terms of sector positioning, the Fund benefited both from overweighting the outperforming technology sector and underweighting the consumer staples and industrials sectors, which lagged. Positive stock selection was concentrated in the financials and information technology sectors, with a modest drag from energy-sector and health care holdings trimming outperformance. In late-year volatility, the Fund’s quality bias contributed to down market protection against a falling Index in the fourth quarter.

The Fund did not invest in derivatives during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Visa Inc., Boston Scientific Corp. and CME Group. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Applied Materials Inc., United Rentals Inc. and Schlumberger Limited.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	GE RSP U.S. Equity Fund

GE RSP U.S. Equity Fund

Understanding Your Fund’s Expenses — December 31, 2018 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in shares of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

July 1, 2018 - December 31, 2018

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period	$1,000.00	$1,000.00
Account value at the end of the period	$938.60	$1,024.50
Expenses paid during the period*	$0.68	$0.71

*

Expenses are equal to the Fund’s annualized expense ratio of 0.14% (for the period July 1, 2018-December 31, 2018), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

GE RSP U.S. Equity Fund	3

GE RSP U.S. Equity Fund

Performance Summary — December 31, 2018 (Unaudited)

Top Ten Largest Holdings

as of December 31, 2018 (as a % of Fair Value) (a)

Microsoft Corp.	4.74%

Amazon.com Inc.	3.75%

Visa Inc., Class A	3.49%

Apple Inc.	3.26%

JPMorgan Chase & Co.	3.23%

Alphabet Inc., Class A	2.87%

PepsiCo Inc.	2.59%

UnitedHealth Group Inc.	2.33%

Gilead Sciences Inc.	1.99%

Mondelez International Inc., Class A	1.96%

Sector Allocation

Portfolio Composition as a % of Fair Value of $4,514,611 (in thousands) as of December 31, 2018 (a)

Average Annual Total Return for the periods ended December 31, 2018

(Inception date: 01/01/80)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
GE RSP U.S. Equity Fund	-3.05%	7.38%	12.47%	$32,385

S&P 500® Index	-4.38%	8.50%	13.12%	$34,304

(a)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

4	GE RSP U.S. Equity Fund

GE RSP U.S. Equity Fund

Performance Summary, continued — December 31, 2018 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

GE RSP U.S. Equity Fund	5

GE RSP U.S. Equity Fund

Schedule of Investments — December 31, 2018

	Number of Shares	Fair Value $

Common Stock - 96.0%†
Aerospace & Defense - 1.4%
General Dynamics Corp.	84,539	13,290,376
Hexcel Corp.	213,753	12,256,597
Raytheon Co.	155,290	23,813,722
The Boeing Co.	51,014	16,452,015

		65,812,710

Air Freight & Logistics - 0.5%
FedEx Corp.	52,241	8,428,041
United Parcel Service Inc., Class B	143,125	13,958,981

		22,387,022

Airlines - 0.3%
Alaska Air Group Inc.	136,272	8,292,151
JetBlue Airways Corp. (a)	287,814	4,622,293

		12,914,444

Application Software - 1.8%
Adobe Inc. (a)	76,721	17,357,359
Intuit Inc.	55,471	10,919,466
salesforce.com Inc. (a)	417,649	57,205,384

		85,482,209

Auto Parts & Equipment - 0.3%
Aptiv PLC	206,746	12,729,351

Automotive Retail - 0.5%
AutoZone Inc. (a)	25,379	21,276,231

Biotechnology - 4.2%
Alexion Pharmaceuticals Inc. (a)	166,487	16,209,174
Biogen Inc. (a)	203,735	61,307,936
Gilead Sciences Inc.	1,436,665	89,863,396
Vertex Pharmaceuticals Inc. (a)	192,086	31,830,571

		199,211,077

Building Products - 0.3%
Allegion PLC	179,629	14,318,228

Cable & Satellite - 2.0%
Charter Communications Inc., Class A (a)	215,908	61,527,303
Comcast Corp., Class A	996,463	33,929,565

		95,456,868

Communications Equipment - 0.7%
Cisco Systems Inc.	753,355	32,642,872

Construction Materials - 0.1%
Vulcan Materials Co.	32,333	3,194,500

Consumer Finance - 0.3%
American Express Co.	173,591	16,546,694

	Number of Shares	Fair Value $
Data Processing & Outsourced Services - 3.9%
Mastercard Inc., Class A	142,775	26,934,504
Visa Inc., Class A	1,192,745	157,370,775

		184,305,279

Diversified Banks - 4.1%
JPMorgan Chase & Co.	1,494,178	145,861,656
U.S. Bancorp	218,701	9,994,636
Wells Fargo & Co.	843,313	38,859,863

		194,716,155

Diversified Chemicals - 0.6%
DowDuPont Inc.	507,322	27,131,581

Electric Utilities - 1.5%
American Electric Power Company Inc.	177,513	13,267,321
Duke Energy Corp.	50,910	4,393,533
Edison International	93,197	5,290,794
Exelon Corp.	412,927	18,623,008
NextEra Energy Inc.	162,753	28,289,726

		69,864,382

Electrical Components & Equipment - 0.4%
Emerson Electric Co.	355,729	21,254,808

Electronic Components - 1.3%
Corning Inc.	2,089,201	63,114,762

Environmental & Facilities Services - 0.2%
Republic Services Inc.	123,572	8,908,306

Fertilizers & Agricultural Chemicals - 0.1%
The Mosaic Co.	242,792	7,091,954

Financial Exchanges & Data - 2.9%
CME Group Inc.	336,799	63,358,628
MSCI Inc.	105,414	15,541,186
S&P Global Inc.	348,464	59,217,972

		138,117,786

Footwear - 0.7%
NIKE Inc., Class B	446,289	33,087,866

General Merchandise Stores - 0.4%
Dollar Tree Inc. (a)	186,583	16,852,177

Gold - 0.1%
Newmont Mining Corp.	123,456	4,277,750

Healthcare Distributors - 0.2%
Henry Schein Inc. (a)	107,152	8,413,575

See Notes to Schedules of Investments and Notes to Financial Statements.

6	GE RSP U.S. Equity Fund

GE RSP U.S. Equity Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

Healthcare Equipment - 1.9%
Becton Dickinson and Co.	80,881	18,224,107
Boston Scientific Corp. (a)	1,161,561	41,049,566
Medtronic PLC	309,070	28,113,007

		87,386,680

Healthcare Services - 1.1%
Cigna Corp.	131,654	25,003,728
DaVita Inc. (a)	273,197	14,058,717
Quest Diagnostics Inc.	164,784	13,721,564

		52,784,009

Healthcare Supplies - 0.4%
The Cooper Companies Inc.	69,421	17,667,645

Home Improvement Retail - 0.5%
The Home Depot Inc.	149,591	25,702,726

Hotels, Resorts & Cruise Lines - 0.3%
Marriott International Inc., Class A	118,833	12,900,511

Household Products - 1.0%
The Procter & Gamble Co.	509,386	46,822,761

Hypermarkets & Super Centers - 0.3%
Walmart Inc.	166,144	15,476,314

Independent Power Producers & Energy Traders - 0.1%
NRG Energy Inc.	95,306	3,774,118

Industrial Conglomerates - 1.2%
Honeywell International Inc.	246,128	32,518,431
Roper Technologies Inc.	82,369	21,952,986

		54,471,417

Industrial Gases - 0.5%
Air Products & Chemicals Inc.	112,737	18,043,557
Linde PLC	40,157	6,266,098

		24,309,655

Industrial Machinery - 2.6%
Ingersoll-Rand PLC	666,974	60,848,038
Xylem Inc.	917,906	61,242,688

		122,090,726

Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	182,698	14,570,166

Integrated Oil & Gas - 2.5%
Chevron Corp.	666,512	72,509,840
Exxon Mobil Corp.	634,346	43,256,054

		115,765,894

	Number of Shares	Fair Value $
Integrated Telecommunication Services - 0.7%
AT&T Inc.	347,587	9,920,133
Verizon Communications Inc.	446,665	25,111,506

		35,031,639

Interactive Home Entertainment - 0.3%
Activision Blizzard Inc.	180,731	8,416,643
Electronic Arts Inc. (a)	91,671	7,233,758

		15,650,401

Interactive Media & Services - 5.7%
Alphabet Inc., Class A (a)	124,007	129,582,355
Alphabet Inc., Class C (a)	66,255	68,614,340
Facebook Inc., Class A (a)	531,979	69,737,127

		267,933,822

Internet & Direct Marketing Retail - 4.4%
Amazon.com Inc. (a)	112,591	169,108,304
Booking Holdings Inc. (a)	20,954	36,091,589

		205,199,893

Investment Banking & Brokerage - 1.0%
The Charles Schwab Corp.	1,148,710	47,705,926

IT Consulting & Other Services - 0.6%
Accenture PLC, Class A	99,360	14,010,754
International Business Machines Corp.	141,551	16,090,102

		30,100,856

Life & Health Insurance - 0.3%
Prudential Financial Inc.	156,604	12,771,056

Life Sciences Tools & Services - 0.8%
IQVIA Holdings Inc. (a)	199,661	23,194,618
Thermo Fisher Scientific Inc.	25,582	5,724,996
Waters Corp. (a)	46,340	8,742,041

		37,661,655

Managed Healthcare - 2.7%
Humana Inc.	82,491	23,632,022
UnitedHealth Group Inc.	421,434	104,987,638

		128,619,660

Movies & Entertainment - 2.3%
Netflix Inc. (a)	88,325	23,641,069
The Walt Disney Co.	788,415	86,449,705

		110,090,774

Multi-Line Insurance - 0.3%
American International Group Inc.	150,290	5,922,929
The Hartford Financial Services Group Inc.	172,652	7,674,381

		13,597,310

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP U.S. Equity Fund	7

GE RSP U.S. Equity Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

Multi-Sector Holdings - 1.3%
Berkshire Hathaway Inc., Class B (a)	296,548	60,549,171

Multi-Utilities - 1.1%
Dominion Energy Inc.	139,253	9,951,019
Sempra Energy	376,847	40,771,077

		50,722,096

Oil & Gas Equipment & Services - 0.9%
Schlumberger Ltd.	1,208,586	43,605,783

Oil & Gas Exploration & Production - 1.6%
Concho Resources Inc. (a)	108,263	11,128,354
ConocoPhillips	264,457	16,488,894
Diamondback Energy Inc.	419,001	38,841,393
EOG Resources Inc.	90,341	7,878,638

		74,337,279

Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	203,902	12,032,257

Packaged Foods & Meats - 2.1%
Mondelez International Inc., Class A	2,212,506	88,566,615
The Kraft Heinz Co.	250,307	10,773,213

		99,339,828

Pharmaceuticals - 4.7%
Allergan PLC	528,030	70,576,490
Elanco Animal Health Inc. (a)	339,283	10,697,593
Johnson & Johnson	429,149	55,381,679
Merck & Company Inc.	240,252	18,357,655
Mylan N.V. (a)	1,025,088	28,087,411
Pfizer Inc.	823,812	35,959,394

		219,060,222

Property & Casualty Insurance - 0.4%
Chubb Ltd.	153,798	19,867,626

Railroads - 0.5%
Union Pacific Corp.	180,778	24,988,943

Regional Banks - 1.6%
First Republic Bank	893,347	77,631,854

Restaurants - 1.1%
McDonald’s Corp.	279,772	49,679,114

Semiconductor Equipment - 1.6%
Applied Materials Inc.	2,251,249	73,705,892

	Number of Shares	Fair Value $
Semiconductors - 2.8%
Broadcom Inc.	330,013	83,915,706
Intel Corp.	577,679	27,110,475
NVIDIA Corp.	138,805	18,530,468

		129,556,649

Soft Drinks - 2.5%
PepsiCo Inc.	1,058,092	116,898,004

Specialized REITs - 0.8%
American Tower Corp.	240,187	37,995,182

Specialty Chemicals - 0.8%
Albemarle Corp.	311,544	24,010,696
PPG Industries Inc.	119,596	12,226,299

		36,236,995

Specialty Stores - 0.3%
Ulta Salon Cosmetics & Fragrance Inc. (a)	50,362	12,330,632

Steel - 0.0%*
Steel Dynamics Inc.	66,898	2,009,616

Systems Software - 5.8%
Microsoft Corp.	2,109,197	214,231,139
Oracle Corp.	649,398	29,320,320
Proofpoint Inc. (a)	104,118	8,726,130
Red Hat Inc. (a)	30,347	5,330,147
ServiceNow Inc. (a)	81,348	14,484,011

		272,091,747

Technology Hardware, Storage & Peripherals - 3.1%
Apple Inc.	933,087	147,185,143

Tobacco - 0.5%
Philip Morris International Inc.	357,858	23,890,600

Trading Companies & Distributors - 1.4%
United Rentals Inc. (a)	624,365	64,016,143

Wireless Telecommunication Services - 0.2%
T-Mobile US Inc. (a)	152,268	9,685,768

Total Common Stock (Cost $3,945,237,346)		4,514,610,745

Total Investments (Cost $3,945,237,346)		4,514,610,745

Other Assets and Liabilities, net - 4.0%		185,663,240

NET ASSETS - 100.0%		4,700,273,985

See Notes to Schedules of Investments and Notes to Financial Statements.

8	GE RSP U.S. Equity Fund

GE RSP U.S. Equity Fund

Schedule of Investments, continued — December 31, 2018

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total

GE RSP U.S. Equity Fund	Investments in Securities

	Common Stock	$4,514,610,745	$—	$—	$4,514,610,745

	Total Investments in Securities	$4,514,610,745	$—	$—	$4,514,610,745

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income

State Street Corporation (Time Deposit)	172,823,564	$172,823,564	$18,007,908,066	$18,180,731,630	—	$—	$192,259

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP U.S. Equity Fund	9

GE RSP Income Fund

Management Discussion of Fund Performance — December 31, 2018 (Unaudited)

The GE RSP Income Fund (the “Fund”) seeks a high interest rate of return over the long term consistent with the preservation of capital. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”).

For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund was -0.75% and the Index was 0.01%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The primary drivers of Fund underperformance relative to the Index were the Fund’s over-weights to both high yield and investment grade corporates. The Fund’s underweight to mortgage backed securities offset some underperformance versus the Index.

We expected the credit and economics cycles to continue, which they have. However, trade tensions between the U.S. & China, BREXIT, equity and commodity volatility weighed heavily on the credit markets causing high yield and investment grade corporate spreads to widen 183bps (108bps in December alone) and 47bps, respectively, negatively impacting the Fund’s performance.

The Fund had a large underweight in our mortgage backed securities position anticipating volatility in that asset class as the Federal Reserve would begin reducing its balance sheet exposure. Mortgage spreads did widen in the fourth quarter and we pared our position still maintaining an underweight. This activity provided positive excess returns.

The Fund used treasury futures, interest rate swaps and other derivatives in order to actively manage duration during the Reporting Period. The Fund’s use of these derivatives contributed to fund liquidity and key rate exposure management versus utilizing cash instruments only.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

10	GE RSP Income Fund

GE RSP Income Fund

Understanding Your Fund’s Expenses — December 31, 2018 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in shares of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

July 1, 2018 - December 31, 2018

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period	$1,000.00	$1,000.00
Account value at the end of the period	$1,012.70	$1,024.30
Expenses paid during the period*	$0.91	$0.92

*

Expenses are equal to the Fund’s annualized expense ratio of 0.18%** (for the period July 1, 2018-December 31, 2018), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

GE RSP Income Fund	11

GE RSP Income Fund

Performance Summary — December 31, 2018 (Unaudited)

Quality Ratings

as of December 31, 2018 as a % of Fair Value (a)

Moody’s / S&P /Rating*	Percentage of Fair Value
Aaa / AAA	4.74%

Aa / AA	51.95%

A / A	9.07%

Baa / BBB	23.69%

Ba / BB and lower	10.18%

NR / Other	0.37%

Sector Allocation

Portfolio Composition as a % of Fair Value of $1,955,483 (in thousands) on December 31, 2018 (a)

Average Annual Total Return for the periods ended December 31, 2018

Investment Class Shares (Inception date: 01/03/80)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
GE RSP Income Fund	-0.75%	2.55%	4.11%	$14,960

Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.52%	3.48%	$14,075

(a)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*

Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

12	GE RSP Income Fund

GE RSP Income Fund

Performance Summary, continued — December 31, 2018 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

GE RSP Income Fund	13

GE RSP Income Fund

Schedule of Investments — December 31, 2018

	Principal Amount ($) or Number of Shares	Fair Value $

Bonds and Notes - 98.1%†
U.S. Treasuries - 26.7%
U.S. Treasury Bonds
2.25% 08/15/46	14,668,000	12,534,109
2.75% 11/15/42	6,308,000	6,030,683
3.13% 05/15/48	9,535,300	9,716,543
3.75% 11/15/43	2,856,000	3,225,167
4.50% 02/15/36	16,141,800	19,897,133
U.S. Treasury Notes
1.38% 12/15/19 (e)	83,874,600	82,880,914
1.50% 11/30/19 - 08/15/20 (e)	111,363,500	110,023,916
2.25% 03/31/20 (e)	83,482,300	83,148,178
2.75% 11/15/23	91,483,100	92,498,172
2.88% 11/30/25 - 08/15/28	110,449,600	112,345,748

		532,300,563

Agency Mortgage Backed - 20.0%
Federal Home Loan Mortgage Corp.
4.05% 09/25/28 (h)	9,122,000	9,606,966
4.50% 06/01/33 - 02/01/35	82,114	85,926
5.00% 07/01/35	727,293	773,604
5.50% 05/01/20 - 04/01/39	1,372,797	1,476,806
6.00% 07/01/19 - 11/01/37	2,651,409	2,910,577
6.50% 07/01/29	17,641	18,503
7.00% 01/01/27 - 08/01/36	592,354	654,513
7.50% 01/01/28 - 09/01/33	37,814	40,198
8.00% 11/01/30	3,288	3,578
8.50% 04/01/30	7,348	8,984
Federal National Mortgage Assoc.
3.50% 08/01/45	943,927	946,923
4.00% 05/01/19 - 12/01/41	13,222,409	13,609,332
4.50% 05/01/19 - 02/01/40	6,801,732	7,118,669
5.00% 07/01/20 - 05/01/39	2,399,430	2,550,044
5.50% 06/01/20 - 01/01/39	7,609,515	8,192,607
6.00% 09/01/19 - 05/01/41	12,586,844	13,886,555
6.50% 05/01/21 - 08/01/36	534,589	576,334
7.00% 10/01/32 - 02/01/34	44,028	46,528
7.50% 11/01/22 - 12/01/33	270,228	294,766
8.00% 06/01/24 - 10/01/31	105,919	113,670
8.50% 04/01/30	19,897	23,299
9.00% 06/01/21 - 12/01/22	15,687	16,457
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.97% 04/01/37 (h)	17,132	17,530
Federal National Mortgage Assoc. TBA
2.50% TBA (c)	41,948,000	40,977,994
3.00% TBA (c)	69,057,291	67,534,580
3.50% TBA (c)	41,397,000	41,384,001
4.00% TBA (c)	49,846,000	50,812,514
4.50% TBA (c)	14,087,000	14,582,862
Government National Mortgage Assoc.
4.00% 01/20/41 - 04/20/43	13,794,178	14,253,890
4.50% 08/15/33 - 03/20/41	5,652,553	5,915,881

	Principal Amount ($) or Number of Shares	Fair Value $
5.00% 08/15/33	282,348	294,849
6.00% 04/15/27 - 09/15/36	799,703	885,288
6.50% 04/15/19 - 09/15/36	674,246	725,966
7.00% 03/15/26 - 10/15/36	377,594	413,855
7.50% 11/15/22 - 11/15/31	137,826	145,217
8.00% 12/15/29 - 05/15/30	1,264	1,368
9.00% 10/15/19 - 12/15/21	10,077	10,366
Government National Mortgage Assoc. 1.50% + 1 year CMT
3.13% 11/20/21 - 10/20/25 (h)	6,136	6,216
3.38% 01/20/24 - 03/20/24 (h)	1,895	1,916
3.63% 05/20/21 - 04/20/24 (h)	1,475	1,490
3.75% 08/20/23 - 09/20/24 (h)	2,561	2,584
Government National Mortgage Assoc. TBA
3.00% TBA (c)	19,886,000	19,577,807
3.50% TBA (c)	78,509,000	79,050,712

		399,551,725

Agency Collateralized Mortgage Obligations - 0.8%
Federal Home Loan Mortgage Corp.
0.08% 09/25/43 (h)(g)(e)	5,876,815	15,151
3.86% 11/25/28 (h)	3,888,000	4,037,187
4.06% 10/25/28 (h)	6,631,000	6,985,473
Federal Home Loan Mortgage Corp. REMIC
3.50% 11/15/24 - 11/15/30 (g)(e)	2,530,513	192,041
5.50% 06/15/33 (g)(e)	252,255	49,703
7.50% 07/15/27 (g)(e)	10,866	2,145
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
4.14% 08/15/25 (h)(g)(e)	976,421	50,342
Federal Home Loan Mortgage Corp. STRIPS
1.47% 08/01/27 (d)(f)(e)	7,097	6,237
8.00% 02/01/23 - 07/01/24 (g)(e)	21,774	3,043
Federal National Mortgage Assoc. REMIC
0.51% 12/25/22 (d)(f)(e)	5,438	5,329
1.10% 12/25/42 (h)(g)(e)	833,166	60,700
5.00% 02/25/40 - 09/25/40 (g)(e)	1,114,680	129,653
8.00% 05/25/22 (g)(e)	17	188
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
3.49% 07/25/38 (h)(g)(e)	330,531	43,133
Federal National Mortgage Assoc. REMIC 6.20% - 1 month USD LIBOR
3.69% 06/25/48 (h)(g)(e)	17,568,906	2,875,832
Federal National Mortgage Assoc. STRIPS
1.87% 12/25/34 (d)(f)(e)	235,890	197,007
4.50% 08/25/35 - 01/25/36 (g)(e)	593,087	73,622
5.00% 03/25/38 - 05/25/38 (g)(e)	327,576	70,049
5.50% 12/25/33 (g)(e)	90,426	19,883
6.00% 01/25/35 (g)(e)	343,002	79,671
7.50% 11/25/23 (g)(e)	73,018	8,841

See Notes to Schedules of Investments and Notes to Financial Statements.

14	GE RSP Income Fund

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($) or Number of Shares	Fair Value $

8.00% 08/25/23 - 07/25/24 (g)(e)	44,163	6,270
8.50% 07/25/22 (g)(e)	11,058	944
9.00% 05/25/22 (g)(e)	9,047	701
Government National Mortgage Assoc. REMIC
4.50% 05/20/38 - 08/16/39 (g)(e)	715,116	50,015
5.00% 09/20/38 (g)(e)	183,303	5,481
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR
4.34% 01/16/40 (h)(g)(e)	1,907,519	318,317

		15,286,958

Asset Backed - 2.8%
American Express Credit Account Master Trust 2017-6
2.04% 05/15/23 (e)	13,794,124	13,588,902
American Express Credit Account Master Trust 2018-1
2.67% 10/17/22 (e)	5,407,000	5,387,144
American Express Credit Account Master Trust 2018-8
3.18% 04/15/24 (e)	11,065,000	11,145,912
BA Credit Card Trust 2018-A1
2.70% 07/17/23 (e)	4,744,000	4,724,472
BMW Floorplan Master Owner Trust 2018-1
3.15% 05/15/23 (e)	2,965,000	2,969,283
Chase Funding Trust 2004-1
4.99% 11/25/33 (i)(e)	691,232	691,232
Citibank Credit Card Issuance Trust 2016-A1
1.75% 11/19/21 (e)	16,512,000	16,340,337
Irwin Home Equity Loan Trust 2006-2 0.30% + 1 month USD LIBOR
2.81% 02/25/36 (h)(e)	46,657	45,370
Securitized Term Auto Receivables Trust 2018-1A
3.30% 11/25/22 (e)	1,400,000	1,400,822

		56,293,474

Corporate Notes - 43.2%
1011778 BC ULC/New Red Finance Inc.
4.25% 05/15/24 (b)	790,000	725,481
21st Century Fox America Inc.
3.38% 11/15/26 (e)	206,000	203,192
4.50% 02/15/21 (e)	716,000	734,480
4.75% 11/15/46 (e)	136,000	145,187
6.65% 11/15/37 (e)	922,000	1,185,969
Abbott Laboratories
2.90% 11/30/21 (e)	2,763,000	2,736,945
3.75% 11/30/26 (e)	703,000	694,747
4.90% 11/30/46 (e)	855,000	898,810
AbbVie Inc.
3.20% 05/14/26 (e)	1,106,000	1,024,421
4.45% 05/14/46 (e)	878,000	771,744
4.70% 05/14/45 (e)	335,000	306,254
4.88% 11/14/48	319,000	297,707
Acadia Healthcare Company Inc.
6.50% 03/01/24 (e)	1,995,000	1,920,467

	Principal Amount ($) or Number of Shares	Fair Value $
Activision Blizzard Inc.
2.30% 09/15/21 (e)	4,113,000	4,002,977
AES Corp.
4.88% 05/15/23 (e)	2,065,000	2,019,405
Aetna Inc.
3.50% 11/15/24 (e)	992,000	957,875
Aflac Inc.
4.00% 10/15/46 (e)	280,000	257,272
Alexandria Real Estate Equities Inc.
4.70% 07/01/30 (e)	527,000	533,651
Alibaba Group Holding Ltd.
3.40% 12/06/27 (e)	545,000	504,534
4.00% 12/06/37 (e)	450,000	403,907
4.20% 12/06/47 (e)	339,000	301,052
4.40% 12/06/57 (e)	231,000	207,112
4.50% 11/28/34 (e)	949,000	920,748
Alimentation Couche-Tard Inc.
2.70% 07/26/22 (e)(b)	1,631,000	1,576,786
4.50% 07/26/47 (e)(b)	391,000	355,759
Allergan Finance LLC
3.25% 10/01/22 (e)	1,217,000	1,185,431
4.63% 10/01/42 (e)	167,000	153,121
Allergan Funding SCS
3.00% 03/12/20 (e)	2,070,000	2,061,989
3.45% 03/15/22 (e)	927,000	912,390
Allergan Sales LLC
5.00% 12/15/21 (e)(b)	2,662,000	2,740,210
Altria Group Inc.
2.95% 05/02/23 (e)	769,000	731,165
3.88% 09/16/46 (e)	16,000	12,200
4.50% 05/02/43 (e)	425,000	353,672
Amazon.com Inc.
2.80% 08/22/24 (e)	635,000	617,157
3.15% 08/22/27 (e)	600,000	578,838
3.88% 08/22/37 (e)	453,000	440,647
4.05% 08/22/47 (e)	455,000	445,909
4.25% 08/22/57 (e)	556,000	548,622
Ameren Corp.
3.65% 02/15/26 (e)	649,000	638,434
America Movil SAB de C.V.
3.13% 07/16/22 (e)	1,469,000	1,439,796
5.00% 03/30/20 (e)	2,443,000	2,485,557
American Axle & Manufacturing Inc.
6.25% 04/01/25 (e)	1,389,000	1,263,684
American Campus Communities Operating Partnership LP
3.35% 10/01/20 (e)	1,288,000	1,283,440
4.13% 07/01/24 (e)	561,000	562,655
American Express Co.
3.00% 10/30/24	1,615,000	1,545,151
American International Group Inc.
4.50% 07/16/44 (e)	1,148,000	1,020,469
6.40% 12/15/20 (e)	716,000	755,573

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP Income Fund	15

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($) or Number of Shares	Fair Value $

American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75% 04/01/48 (h)(e)	655,000	573,184
American Tower Corp. (REIT)
3.38% 10/15/26 (e)	365,000	340,063
3.40% 02/15/19 (e)	3,356,000	3,354,154
American Water Capital Corp.
2.95% 09/01/27 (e)	1,033,000	973,530
Amgen Inc.
2.20% 05/22/19 (e)	2,918,000	2,907,378
2.65% 05/11/22 (e)	1,737,000	1,698,161
3.20% 11/02/27 (e)	800,000	751,960
4.56% 06/15/48 (e)	805,000	772,140
AMN Healthcare Inc.
5.13% 10/01/24 (e)(b)	2,374,000	2,273,912
Anadarko Petroleum Corp.
4.85% 03/15/21 (e)	117,000	119,484
6.20% 03/15/40 (e)	356,000	371,885
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20% 12/01/47 (e)	398,000	357,854
5.25% 01/15/25 (e)	6,756,000	6,747,352
5.50% 10/15/19 (e)	2,646,000	2,670,264
6.25% 10/15/22 (e)	1,810,000	1,845,005
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70% 02/01/36 (b)	477,000	440,109
4.90% 02/01/46 (b)	1,045,000	966,918
Anheuser-Busch InBev Finance Inc.
2.65% 02/01/21 (e)	461,000	453,131
Anheuser-Busch InBev Worldwide Inc.
2.50% 07/15/22 (e)	2,083,000	1,988,244
4.00% 04/13/28 (e)	416,000	397,941
4.38% 04/15/38 (e)	1,737,000	1,554,546
4.60% 04/15/48 (e)	471,000	421,488
4.75% 04/15/58 (e)	490,000	426,124
Anthem Inc.
3.30% 01/15/23 (e)	865,000	851,108
ANZ New Zealand International Ltd.
3.45% 01/21/28 (e)(b)	1,128,000	1,082,214
Apache Corp.
4.38% 10/15/28	441,000	411,638
5.10% 09/01/40 (e)	504,000	455,218
Apple Inc.
2.50% 02/09/22 (e)	837,000	825,131
2.85% 05/11/24 (e)	1,121,000	1,092,751
3.35% 02/09/27 (e)	621,000	606,618
3.45% 02/09/45 (e)	1,339,000	1,186,314
3.85% 08/04/46 (e)	1,587,000	1,492,812
4.25% 02/09/47 (e)	155,000	155,133
4.65% 02/23/46 (e)	206,000	217,804
Applied Materials Inc.
4.35% 04/01/47 (e)	625,000	611,288

	Principal Amount ($) or Number of Shares	Fair Value $
Aptiv PLC
4.40% 10/01/46 (e)	642,000	568,690
Aramark Services Inc.
5.00% 02/01/28 (e)(b)	1,236,000	1,155,944
Archer-Daniels-Midland Co.
2.50% 08/11/26 (e)	750,000	684,563
Arconic Inc.
5.13% 10/01/24 (e)	1,593,000	1,533,963
6.15% 08/15/20 (e)	715,000	729,472
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25% 09/15/22 (e)(b)	1,350,000	1,278,437
Ascension Health
4.85% 11/15/53 (e)	649,000	702,958
Ashland LLC
4.75% 08/15/22	790,000	776,523
AstraZeneca PLC
2.38% 11/16/20 (e)	534,000	525,039
3.38% 11/16/25 (e)	832,000	805,817
3.50% 08/17/23	883,000	874,576
4.00% 01/17/29	588,000	584,049
4.38% 08/17/48	639,000	606,187
AT&T Inc.
3.00% 06/30/22 (e)	794,000	775,015
3.80% 03/15/22 (e)	1,895,000	1,903,016
4.10% 02/15/28	1,359,000	1,306,529
4.45% 04/01/24 (e)	818,000	829,984
4.50% 05/15/35 (e)	1,138,000	1,031,551
4.55% 03/09/49	614,000	528,949
4.75% 05/15/46 (e)	364,000	323,560
4.80% 06/15/44 (e)	766,000	687,094
5.00% 03/01/21	1,372,000	1,418,744
5.15% 11/15/46	198,000	184,358
5.25% 03/01/37 (e)	767,000	752,028
5.45% 03/01/47 (e)	1,332,000	1,298,820
Athene Holding Ltd.
4.13% 01/12/28 (e)	943,000	856,150
Avangrid Inc.
3.15% 12/01/24 (e)	1,705,000	1,644,558
Baidu Inc.
2.88% 07/06/22 (e)	911,000	886,804
Bank of America Corp.
2.65% 04/01/19 (e)	2,328,000	2,325,253
3.25% 10/21/27 (e)	517,000	478,597
3.95% 04/21/25 (e)	1,010,000	978,821
4.25% 10/22/26 (e)	1,743,000	1,695,556
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37% 07/21/21 (h)(e)	1,570,000	1,543,341
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12% 01/20/23 (h)(e)	919,000	903,028

See Notes to Schedules of Investments and Notes to Financial Statements.

16	GE RSP Income Fund

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($) or Number of Shares	Fair Value $

Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37% 01/23/26 (h)(e)	1,942,000	1,856,338
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42% 12/20/28 (h)(e)	1,281,000	1,192,970
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95% 01/23/49 (h)(e)	1,180,000	1,050,353
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24% 04/24/38 (h)(e)	1,339,000	1,269,506
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27% 07/23/29 (h)(e)	534,000	531,223
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44% 01/20/48 (h)(e)	255,000	246,310
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34% 10/05/28 (h)	2,053,000	2,043,905
Barclays PLC
4.38% 01/12/26 (e)	911,000	870,160
4.84% 05/09/28 (e)	478,000	437,924
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97% 05/16/29 (h)(e)	709,000	682,015
Barrick North America Finance LLC
5.70% 05/30/41 (e)	180,000	190,019
BAT Capital Corp.
2.30% 08/14/20	3,768,000	3,679,301
2.76% 08/15/22	1,160,000	1,095,028
3.56% 08/15/27	2,072,000	1,836,496
4.39% 08/15/37	394,000	323,789
4.54% 08/15/47	542,000	433,725
Bausch Health Companies Inc.
7.00% 03/15/24 (e)(b)	3,583,000	3,629,292
Baxalta Inc.
2.88% 06/23/20 (e)	404,000	399,596
Bayer US Finance II LLC
3.50% 06/25/21 (e)(b)	3,724,000	3,702,587
3.88% 12/15/23 (e)(b)	1,139,000	1,117,894
4.70% 07/15/64 (e)(b)	268,000	222,721
Becton Dickinson and Co.
2.89% 06/06/22 (e)	1,241,000	1,201,437
3.70% 06/06/27 (e)	1,286,000	1,217,996
3.73% 12/15/24 (e)	60,000	58,015
4.67% 06/06/47 (e)	116,000	109,155
4.69% 12/15/44 (e)	174,000	163,741
Berkshire Hathaway Energy Co.
2.40% 02/01/20 (e)	1,791,000	1,779,054
3.25% 04/15/28 (e)	637,000	606,322

	Principal Amount ($) or Number of Shares	Fair Value $
3.80% 07/15/48 (e)	482,000	431,082
6.13% 04/01/36 (e)	490,000	584,418
Berkshire Hathaway Inc.
4.50% 02/11/43 (e)	271,000	281,450
Berry Global Inc.
5.13% 07/15/23 (e)	2,045,000	2,024,979
BHP Billiton Finance USA Ltd.
5.00% 09/30/43 (e)	284,000	310,250
Biogen Inc.
2.90% 09/15/20 (e)	516,000	512,703
BNP Paribas S.A.
5.00% 01/15/21 (e)	675,000	697,214
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13% 12/31/99 (h)(e)(b)	600,000	519,960
Boston Scientific Corp.
4.00% 03/01/28 (e)	1,006,000	978,868
BP Capital Markets America Inc.
3.02% 01/16/27	3,166,000	2,971,924
3.22% 11/28/23	788,000	777,543
Brighthouse Financial Inc.
3.70% 06/22/27 (e)	120,000	101,377
4.70% 06/22/47 (e)	71,000	52,748
Brixmor Operating Partnership LP
3.90% 03/15/27 (e)	395,000	374,413
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20% 01/15/21 (e)	650,000	635,226
2.65% 01/15/23 (e)	309,000	286,384
3.13% 01/15/25 (e)	360,000	323,057
3.88% 01/15/27 (e)	135,000	121,046
Brown-Forman Corp.
4.00% 04/15/38 (e)	273,000	267,049
Buckeye Partners LP
5.60% 10/15/44 (e)	179,000	154,194
Bunge Limited Finance Corp.
3.75% 09/25/27 (e)	462,000	410,736
Burlington Northern Santa Fe LLC
3.75% 04/01/24	1,983,000	2,033,348
4.15% 12/15/48 (e)	971,000	947,725
C&W Senior Financing DAC
7.50% 10/15/26 (b)	500,000	483,120
Campbell Soup Co.
3.30% 03/15/21 (e)	2,085,000	2,073,366
Canadian Natural Resources Ltd.
3.85% 06/01/27 (e)	277,000	262,072
4.95% 06/01/47 (e)	234,000	225,152
Capital One Financial Corp.
3.75% 07/28/26 (e)	438,000	400,332
4.20% 10/29/25 (e)	551,000	529,687
Cardinal Health Inc.
2.62% 06/15/22 (e)	616,000	594,138
3.08% 06/15/24 (e)	479,000	452,463

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP Income Fund	17

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($) or Number of Shares	Fair Value $

Caterpillar Financial Services Corp.
2.55% 11/29/22 (e)	1,510,000	1,466,104
Caterpillar Inc.
3.80% 08/15/42 (e)	351,000	327,013
Catholic Health Initiatives
4.35% 11/01/42 (e)	1,029,000	912,919
CBL & Associates LP
4.60% 10/15/24 (e)	2,771,000	2,042,116
CBS Corp.
2.50% 02/15/23 (e)	925,000	870,749
2.90% 01/15/27 (e)	480,000	424,334
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00% 02/01/28 (e)(b)	2,374,000	2,183,866
Celgene Corp.
3.45% 11/15/27 (e)	75,000	68,278
4.35% 11/15/47 (e)	103,000	87,221
4.55% 02/20/48 (e)	951,000	826,505
5.00% 08/15/45 (e)	255,000	235,434
Cenovus Energy Inc.
4.25% 04/15/27 (e)	517,000	470,775
4.45% 09/15/42 (e)	287,000	220,295
5.40% 06/15/47 (e)	163,000	140,478
CenterPoint Energy Inc.
2.50% 09/01/22 (e)	2,469,000	2,359,648
3.60% 11/01/21	1,097,000	1,096,210
CenturyLink Inc.
5.63% 04/01/25	790,000	696,085
5.80% 03/15/22 (e)	1,127,000	1,082,360
CF Industries Inc.
7.13% 05/01/20 (e)	1,426,000	1,467,226
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58% 07/23/20 (e)	970,000	968,778
4.91% 07/23/25 (e)	379,000	376,199
5.38% 05/01/47 (e)	582,000	523,381
5.75% 04/01/48 (e)	405,000	378,922
6.38% 10/23/35 (e)	155,000	158,754
6.48% 10/23/45 (e)	335,000	340,333
Chevron Corp.
2.42% 11/17/20 (e)	716,000	709,449
3.19% 06/24/23 (e)	726,000	724,780
Church & Dwight Company Inc.
2.45% 08/01/22 (e)	583,000	562,892
Cigna Corp.
4.13% 11/15/25 (b)	1,469,000	1,465,871
4.38% 10/15/28 (b)	588,000	590,781
4.80% 08/15/38 (b)	441,000	433,798
4.90% 12/15/48 (b)	478,000	467,408
Cigna Corp.
3.20% 09/17/20 (b)	1,895,000	1,887,799
3.40% 09/17/21 (b)	948,000	946,066
3.75% 07/15/23 (b)	881,000	878,842

	Principal Amount ($) or Number of Shares	Fair Value $
Cigna Holding Co.
3.25% 04/15/25 (e)	744,000	707,894
3.88% 10/15/47 (e)	589,000	493,770
Cimarex Energy Co.
3.90% 05/15/27 (e)	146,000	136,068
Cinemark USA Inc.
4.88% 06/01/23 (e)	1,452,000	1,393,920
Cisco Systems Inc.
5.90% 02/15/39 (e)	576,000	711,734
Citibank NA
2.85% 02/12/21 (e)	2,278,000	2,258,068
3.05% 05/01/20	2,362,000	2,356,945
Citigroup Inc.
2.70% 10/27/22 (e)	1,102,000	1,062,008
2.75% 04/25/22	3,658,000	3,551,991
2.90% 12/08/21 (e)	1,570,000	1,541,834
4.40% 06/10/25 (e)	1,009,000	991,322
4.45% 09/29/27 (e)	1,354,000	1,305,148
4.65% 07/30/45 - 07/23/48 (e)	1,733,000	1,693,590
4.75% 05/18/46 (e)	603,000	559,132
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88% 07/24/23 (h)(e)	357,000	345,137
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88% 01/24/39 (h)(e)	444,000	396,994
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28% 04/24/48 (h)(e)	481,000	448,754
CME Group Inc.
3.75% 06/15/28 (e)	640,000	648,275
CMS Energy Corp.
4.88% 03/01/44 (e)	1,517,000	1,595,884
CNA Financial Corp.
3.45% 08/15/27 (e)	507,000	471,566
5.88% 08/15/20 (e)	2,390,000	2,478,526
CNH Industrial Capital LLC
3.38% 07/15/19 (e)	1,072,000	1,069,106
4.38% 11/06/20 (e)	847,000	851,692
4.88% 04/01/21 (e)	1,054,000	1,062,717
CNH Industrial N.V.
4.50% 08/15/23 (e)	1,491,000	1,500,826
CNOOC Nexen Finance 2014 ULC
4.25% 04/30/24	2,095,000	2,130,175
Columbia Pipeline Group Inc.
3.30% 06/01/20 (e)	883,000	880,166
Comcast Corp.
3.38% 08/15/25 (e)	415,000	404,376
3.97% 11/01/47 (e)	2,150,000	1,930,464
4.15% 10/15/28	2,496,000	2,533,490
4.20% 08/15/34 (e)	732,000	706,805
4.25% 10/15/30	891,000	900,658

See Notes to Schedules of Investments and Notes to Financial Statements.

18	GE RSP Income Fund

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($) or Number of Shares	Fair Value $

4.60% 08/15/45 (e)	523,000	516,232
4.70% 10/15/48	535,000	541,361
Commonwealth Bank of Australia
4.32% 01/10/48 (e)(b)	301,000	262,340
Conagra Brands Inc.
3.80% 10/22/21	2,010,000	2,010,040
4.30% 05/01/24	2,103,000	2,092,149
5.30% 11/01/38	503,000	476,396
5.40% 11/01/48	839,000	773,659
Conagra Brands Inc. 0.75% + 3 month USD LIBOR
3.22% 10/22/20 (h)	1,435,000	1,427,638
Concho Resources Inc.
3.75% 10/01/27 (e)	253,000	238,458
4.30% 08/15/28 (e)	1,226,000	1,199,445
4.88% 10/01/47 (e)	368,000	351,146
ConocoPhillips Co.
4.30% 11/15/44	954,000	940,911
Consolidated Edison Company of New York Inc.
2.90% 12/01/26 (e)	1,365,000	1,282,445
3.88% 06/15/47 (e)	569,000	521,517
Constellation Brands Inc.
2.70% 05/09/22 (e)	1,240,000	1,197,356
4.50% 05/09/47 (e)	243,000	217,721
Continental Resources Inc.
4.50% 04/15/23 (e)	830,000	814,770
Corning Inc.
4.38% 11/15/57 (e)	536,000	449,843
Corporation Andina de Fomento
2.20% 07/18/20	1,710,000	1,683,991
4.38% 06/15/22	4,065,000	4,213,698
Crane Co.
4.20% 03/15/48 (e)	383,000	354,631
Credit Suisse Group AG
4.28% 01/09/28 (e)(b)	846,000	815,493
Credit Suisse Group Funding Guernsey Ltd.
3.13% 12/10/20 (e)	1,407,000	1,394,450
3.80% 06/09/23 (e)	937,000	920,275
CRH America Finance Inc.
3.40% 05/09/27 (e)(b)	739,000	677,286
CSX Corp.
4.50% 08/01/54 (e)	623,000	589,900
CVS Health Corp.
2.25% 08/12/19 (e)	1,864,000	1,853,916
3.13% 03/09/20 (e)	5,590,000	5,579,044
3.35% 03/09/21 (e)	3,654,000	3,642,965
3.70% 03/09/23 (e)	1,128,000	1,116,923
3.88% 07/20/25 (e)	502,000	489,555
4.10% 03/25/25 (e)	1,300,000	1,286,727
4.30% 03/25/28 (e)	476,000	465,842
4.78% 03/25/38 (e)	624,000	599,733
5.00% 12/01/24 (e)	1,227,000	1,277,687
5.05% 03/25/48 (e)	693,000	676,112

	Principal Amount ($) or Number of Shares	Fair Value $
5.13% 07/20/45 (e)	255,000	248,653
D.R. Horton Inc.
2.55% 12/01/20 (e)	1,751,000	1,706,350
Dana Financing Luxembourg Sarl
6.50% 06/01/26 (e)(b)	1,945,000	1,867,978
Dell International LLC/EMC Corp.
3.48% 06/01/19 (b)(e)	2,931,000	2,924,024
5.45% 06/15/23 (b)(e)	799,000	814,189
6.02% 06/15/26 (b)(e)	392,000	393,858
8.10% 07/15/36 (b)(e)	133,000	143,883
8.35% 07/15/46 (b)(e)	307,000	332,595
Deutsche Bank AG
2.70% 07/13/20 (e)	1,407,000	1,364,635
3.30% 11/16/22 (e)	1,183,000	1,096,333
3.70% 05/30/24 (e)	485,000	440,123
Deutsche Bank AG (4.88% fixed rate until 12/01/27; 2.55% + USD 5 year Mid-Market Swap Rate thereafter)
4.88% 12/01/32 (h)(e)	2,096,000	1,642,321
Deutsche Telekom International Finance BV
2.49% 09/19/23 (e)(b)	758,000	715,643
Devon Energy Corp.
4.00% 07/15/21 (e)	2,282,000	2,286,998
5.00% 06/15/45 (e)	365,000	322,817
Dexia Credit Local S.A.
2.25% 01/30/19 (b)	6,894,000	6,892,070
Diageo Investment Corp.
2.88% 05/11/22 (e)	1,323,000	1,307,958
Diamondback Energy Inc.
4.75% 11/01/24 (b)	1,970,000	1,901,621
Discover Bank
3.10% 06/04/20 (e)	2,108,000	2,093,118
Discovery Communications LLC
2.20% 09/20/19 (e)	1,609,000	1,594,664
3.95% 03/20/28 (e)	919,000	851,775
5.00% 09/20/37 (e)	366,000	338,052
5.20% 09/20/47 (e)	201,000	185,129
DISH DBS Corp.
5.88% 07/15/22 (e)	1,188,000	1,088,160
Dollar Tree Inc.
3.70% 05/15/23 (e)	1,128,000	1,105,496
4.00% 05/15/25 (e)	1,063,000	1,021,692
Dominion Energy Inc.
2.58% 07/01/20 (e)	1,098,000	1,081,486
DowDuPont Inc.
3.77% 11/15/20	3,657,000	3,690,754
5.32% 11/15/38	794,000	818,765
5.42% 11/15/48	794,000	826,880
DTE Energy Co.
2.85% 10/01/26 (e)	611,000	562,303
3.85% 12/01/23 (e)	666,000	669,397
Duke Energy Carolinas LLC
3.95% 03/15/48 (e)	641,000	613,193

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP Income Fund	19

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($) or Number of Shares	Fair Value $

Duke Energy Corp.
1.80% 09/01/21	1,553,000	1,484,093
3.55% 09/15/21	942,000	944,543
3.75% 09/01/46 (e)	441,000	383,339
Duke Energy Progress LLC
4.15% 12/01/44 (e)	613,000	597,939
Duke Realty LP
3.25% 06/30/26 (e)	713,000	677,414
3.38% 12/15/27 (e)	519,000	492,578
Duquesne Light Holdings Inc.
3.62% 08/01/27 (e)(b)	1,453,000	1,367,505
Eastman Chemical Co.
3.50% 12/01/21	1,140,000	1,145,426
3.60% 08/15/22 (e)	445,000	444,617
4.50% 01/15/21	2,022,000	2,050,793
Eaton Corp.
3.10% 09/15/27 (e)	791,000	746,301
Ecolab Inc.
3.25% 12/01/27 (e)	463,000	444,962
3.95% 12/01/47 (e)	411,000	385,945
Ecopetrol S.A.
5.88% 05/28/45	905,000	854,094
Edison International
4.13% 03/15/28 (e)	839,000	795,573
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR
3.07% 05/01/20 (h)(e)	1,509,000	1,510,418
Electricite de France S.A.
2.15% 01/22/19 (b)	3,444,000	3,441,624
5.00% 09/21/48 (b)	500,000	443,715
Eli Lilly & Co.
3.70% 03/01/45 (e)	157,000	147,739
EMC Corp.
2.65% 06/01/20 (e)	3,569,000	3,427,382
Emera US Finance LP
4.75% 06/15/46 (e)	223,000	214,383
Enbridge Energy Partners LP
5.50% 09/15/40 (e)	146,000	150,005
Encana Corp.
3.90% 11/15/21 (e)	1,379,000	1,378,628
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88% 10/15/24 (e)(b)	1,075,000	1,012,435
Enel Finance International N.V.
3.63% 05/25/27 (e)(b)	1,011,000	888,234
Energy Transfer LP
4.25% 03/15/23	910,000	877,586
5.88% 01/15/24 (e)	8,695,000	8,860,901
7.50% 10/15/20	1,590,000	1,661,550
Energy Transfer Operating LP
4.95% 06/15/28 (e)	422,000	413,961
Energy Transfer Operating LP
5.80% 06/15/38 (e)	658,000	637,003
6.13% 12/15/45 (e)	289,000	280,212

	Principal Amount ($) or Number of Shares	Fair Value $
6.50% 02/01/42 (e)	842,000	849,081
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50% 11/01/23 (e)	631,000	629,441
EnLink Midstream Partners LP
4.15% 06/01/25 (e)	1,584,000	1,425,648
Entergy Louisiana LLC
3.05% 06/01/31 (e)	791,000	713,703
4.00% 03/15/33 (e)	434,000	437,298
Enterprise Products Operating LLC
4.25% 02/15/48 (e)	1,581,000	1,414,505
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25% 08/16/77 (h)(e)	482,000	401,728
EOG Resources Inc.
4.10% 02/01/21 (e)	1,825,000	1,849,473
4.15% 01/15/26 (e)	1,330,000	1,356,507
EPR Properties
4.95% 04/15/28 (e)	720,000	712,793
EQM Midstream Partners LP
4.75% 07/15/23 (e)	294,000	292,457
5.50% 07/15/28 (e)	294,000	288,764
EQT Corp.
3.90% 10/01/27 (e)	503,000	434,974
ERP Operating LP
4.50% 07/01/44 (e)	356,000	358,232
Exelon Corp.
3.50% 06/01/22 (e)	958,000	936,148
4.45% 04/15/46 (e)	1,032,000	982,897
Express Scripts Holding Co.
3.40% 03/01/27 (e)	789,000	732,066
Exxon Mobil Corp.
2.22% 03/01/21 (e)	876,000	864,901
FedEx Corp.
4.10% 02/01/45 (e)	1,313,000	1,127,985
FirstEnergy Corp.
3.90% 07/15/27 (e)	375,000	363,255
4.85% 07/15/47 (e)	503,000	501,164
Florida Power & Light Co.
4.13% 02/01/42 (e)	608,000	611,745
Ford Motor Co.
4.35% 12/08/26 (e)	828,000	738,949
Ford Motor Credit Company LLC
3.10% 05/04/23	1,844,000	1,669,613
3.22% 01/09/22 (e)	354,000	332,066
3.34% 03/18/21	849,000	821,713
3.34% 03/28/22 (e)	1,106,000	1,043,810
3.81% 01/09/24	945,000	866,045
Frontier Communications Corp.
7.13% 03/15/19 (e)	1,745,000	1,689,003
General Dynamics Corp.
2.13% 08/15/26 (e)	1,224,000	1,104,427
2.88% 05/11/20 (e)	1,925,000	1,926,328

See Notes to Schedules of Investments and Notes to Financial Statements.

20	GE RSP Income Fund

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($) or Number of Shares	Fair Value $

3.00% 05/11/21 (e)	2,696,000	2,698,723
3.50% 05/15/25 (e)	1,171,000	1,172,932
General Mills Inc.
3.20% 04/16/21 (e)	1,825,000	1,814,853
3.70% 10/17/23 (e)	1,063,000	1,058,078
4.55% 04/17/38 (e)	478,000	437,499
4.70% 04/17/48 (e)	432,000	393,185
General Motors Co.
5.20% 04/01/45 (e)	157,000	130,181
5.40% 04/01/48	397,000	348,173
General Motors Financial Company Inc.
2.35% 10/04/19 (e)	1,934,000	1,912,784
3.15% 01/15/20 (e)	1,797,000	1,785,517
3.20% 07/13/20 (e)	1,009,000	998,648
3.45% 01/14/22	2,283,000	2,209,419
3.55% 04/09/21 (e)	2,606,000	2,573,633
5.25% 03/01/26 (e)	794,000	779,335
Georgia-Pacific LLC
3.60% 03/01/25 (e)(b)	418,000	417,904
Gilead Sciences Inc.
2.55% 09/01/20 (e)	675,000	669,452
2.95% 03/01/27 (e)	214,000	198,941
3.50% 02/01/25 (e)	567,000	553,880
3.65% 03/01/26 (e)	568,000	557,475
4.15% 03/01/47 (e)	851,000	781,371
4.80% 04/01/44 (e)	359,000	358,429
GlaxoSmithKline Capital Inc.
3.38% 05/15/23 (e)	1,242,000	1,248,210
3.63% 05/15/25 (e)	1,171,000	1,177,686
GlaxoSmithKline Capital PLC
3.13% 05/14/21 (e)	1,348,000	1,349,752
Glencore Finance Canada Ltd.
4.95% 11/15/21 (e)(b)	773,000	792,402
Glencore Funding LLC
2.50% 01/15/19 (e)(b)	3,663,000	3,661,864
Gray Escrow Inc.
7.00% 05/15/27 (b)	792,000	771,060
Grupo Televisa SAB
5.00% 05/13/45 (e)	382,000	333,902
H&E Equipment Services Inc.
5.63% 09/01/25 (e)	2,965,000	2,716,889
Halliburton Co.
3.80% 11/15/25 (e)	733,000	710,753
5.00% 11/15/45 (e)	477,000	468,085
HCA Inc.
4.75% 05/01/23 (e)	4,352,000	4,285,937
5.88% 02/15/26	808,000	810,860
HD Supply Inc.
5.38% 10/15/26 (b)	790,000	766,300
Hess Corp.
5.60% 02/15/41 (e)	233,000	205,077
5.80% 04/01/47 (e)	146,000	131,223

	Principal Amount ($) or Number of Shares	Fair Value $
Hewlett Packard Enterprise Co.
6.35% 10/15/45 (e)	257,000	240,498
Highwoods Realty LP
4.13% 03/15/28 (e)	651,000	638,794
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75% 10/01/25 (b)	2,392,000	2,131,439
6.25% 11/01/28 (b)	640,000	562,720
HSBC Holdings PLC
4.25% 03/14/24 (e)	625,000	623,956
HSBC Holdings PLC (3.95% fixed rate until 05/18/23; 0.99% + 3 month USD LIBOR thereafter)
3.95% 05/18/24 (h)(e)	953,000	947,463
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29% 09/12/26 (h)	1,513,000	1,486,538
HSBC Holdings PLC (4.58% fixed rate until 06/19/28; 1.53% + 3 month USD LIBOR thereafter)
4.58% 06/19/29 (h)(e)	433,000	429,281
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00% 12/31/99 (h)(e)	1,018,000	928,477
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50% 12/31/99 (h)(e)	1,302,000	1,193,023
Hughes Satellite Systems Corp.
6.63% 08/01/26	790,000	725,757
Hyundai Capital America
3.10% 04/05/22 (e)(b)	762,000	744,482
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00% 08/01/20 (e)	2,142,000	2,138,637
ING Bank N.V.
2.70% 08/17/20 (e)(b)	1,400,000	1,384,740
Ingersoll-Rand Luxembourg Finance S.A.
3.55% 11/01/24 (e)	958,000	948,880
Intel Corp.
2.60% 05/19/26 (e)	1,329,000	1,247,825
2.88% 05/11/24 (e)	748,000	729,524
International Business Machines Corp.
3.30% 01/27/27 (e)	835,000	802,602
International Paper Co.
4.40% 08/15/47 (e)	793,000	671,980
Interstate Power & Light Co.
3.40% 08/15/25 (e)	2,782,000	2,695,925
Intesa Sanpaolo S.p.A.
3.88% 07/14/27 (e)	698,000	598,514
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00% 07/15/25 (e)(b)	1,274,000	1,247,985
Jabil Inc.
3.95% 01/12/28 (e)	999,000	886,892
JBS USA LUX S.A./JBS USA Finance Inc.
6.75% 02/15/28 (e)(b)	1,582,000	1,545,408

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP Income Fund	21

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($) or Number of Shares	Fair Value $

Jefferies Group LLC
5.13% 01/20/23 (e)	685,000	703,303
6.50% 01/20/43 (e)	580,000	567,356
Johnson & Johnson
3.63% 03/03/37 (e)	551,000	529,660
Johnson Controls International PLC
4.50% 02/15/47 (e)	339,000	312,307
JPMorgan Chase & Co.
2.30% 08/15/21 (e)	1,407,000	1,370,221
2.55% 10/29/20 (e)	1,589,000	1,570,488
3.13% 01/23/25	1,348,000	1,284,994
3.30% 04/01/26 (e)	732,000	696,535
3.63% 12/01/27 (e)	517,000	482,196
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51% 01/23/29 (h)(e)	606,000	571,143
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88% 07/24/38 (h)(e)	1,526,000	1,381,289
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90% 01/23/49 (h)(e)	330,000	289,813
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01% 04/23/29 (h)(e)	770,000	755,432
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03% 07/24/48 (h)(e)	616,000	552,293
JPMorgan Chase & Co. (4.63% fixed rate until 11/01/22; 2.58% + 3 month USD LIBOR thereafter)
4.63% 12/31/99 (h)(e)	951,000	813,999
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10% 10/29/49 (h)(e)	2,079,000	2,063,657
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR
5.99% 12/29/49 (h)(e)	924,000	912,496
Keurig Dr Pepper Inc.
3.55% 05/25/21 (e)(b)	5,772,000	5,764,150
4.06% 05/25/23 (e)(b)	1,240,000	1,236,268
4.50% 11/15/45	478,000	419,966
4.60% 05/25/28 (e)(b)	1,170,000	1,166,034
Kimberly-Clark Corp.
3.95% 11/01/28	1,983,000	2,039,476
Kinder Morgan Energy Partners LP
3.50% 03/01/21 (e)	2,693,000	2,683,978
4.70% 11/01/42	199,000	176,417
5.30% 09/15/20 (e)	921,000	946,687
6.38% 03/01/41 (e)	340,000	362,267
Kinder Morgan Inc.
3.05% 12/01/19 (e)	537,000	533,859
4.30% 03/01/28 (e)	672,000	658,311
5.05% 02/15/46 (e)	340,000	316,115

	Principal Amount ($) or Number of Shares	Fair Value $
5.55% 06/01/45 (e)	398,000	396,515
Kraft Heinz Foods Co.
4.38% 06/01/46 (e)	661,000	546,911
Kreditanstalt fuer Wiederaufbau
2.00% 10/04/22	1,948,000	1,903,332
L Brands Inc.
5.25% 02/01/28 (e)	2,372,000	2,027,443
L3 Technologies Inc.
3.85% 12/15/26	1,010,000	976,832
Lamb Weston Holdings Inc.
4.63% 11/01/24 (e)(b)	2,391,000	2,330,484
Lee Enterprises Inc.
9.50% 03/15/22 (e)(b)	1,525,000	1,553,167
Lennar Corp.
4.75% 05/30/25 - 11/29/27 (e)	3,676,000	3,383,910
Lincoln National Corp.
3.63% 12/12/26 (e)	471,000	453,992
3.80% 03/01/28 (e)	676,000	651,231
4.35% 03/01/48 (e)	595,000	540,855
Lloyds Banking Group PLC
3.75% 01/11/27 (e)	574,000	525,486
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter)
2.91% 11/07/23 (h)(e)	982,000	928,589
Lockheed Martin Corp.
3.55% 01/15/26 (e)	726,000	719,531
3.80% 03/01/45 (e)	308,000	282,097
Lowe’s Companies Inc.
3.70% 04/15/46 (e)	403,000	329,070
LYB International Finance BV
4.88% 03/15/44 (e)	257,000	233,824
LYB International Finance II BV
3.50% 03/02/27 (e)	288,000	262,941
Macy’s Retail Holdings Inc.
4.30% 02/15/43 (e)	203,000	149,909
Marathon Oil Corp.
2.70% 06/01/20 (e)	2,105,000	2,070,520
3.85% 06/01/25 (e)	394,000	369,414
Marsh & McLennan Companies Inc.
3.50% 03/10/25 (e)	806,000	788,123
Masco Corp.
3.50% 11/15/27 (e)	372,000	342,489
McDonald’s Corp.
3.70% 01/30/26 (e)	379,000	372,307
3.80% 04/01/28	1,030,000	1,009,688
4.88% 12/09/45 (e)	330,000	332,620
McKesson Corp.
3.65% 11/30/20	4,572,000	4,590,699
Medtronic Inc.
2.50% 03/15/20 (e)	2,028,000	2,019,259
4.63% 03/15/45 (e)	855,000	898,998

See Notes to Schedules of Investments and Notes to Financial Statements.

22	GE RSP Income Fund

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($) or Number of Shares	Fair Value $

Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52 (e)	884,000	877,034
Merck & Company Inc.
2.75% 02/10/25 (e)	1,463,000	1,415,657
MetLife Inc.
4.05% 03/01/45 (e)	210,000	193,956
4.72% 12/15/44 (e)	603,000	615,386
MGM Resorts International
4.63% 09/01/26 (e)	1,303,000	1,171,058
Microsoft Corp.
2.40% 08/08/26 (e)	913,000	851,646
3.45% 08/08/36 (e)	474,000	450,054
3.50% 02/12/35	625,000	600,181
3.70% 08/08/46 (e)	1,959,000	1,880,797
4.00% 02/12/55 (e)	792,000	779,922
4.10% 02/06/37 (e)	242,000	248,619
4.50% 02/06/57 (e)	283,000	304,635
Mizuho Financial Group Inc.
2.63% 04/12/21 (e)(b)	3,788,000	3,720,195
Mizuho Financial Group Inc. (3.92% fixed rate until 09/11/23; 1.00% + 3 month USD LIBOR thereafter)
3.92% 09/11/24 (h)	1,513,000	1,529,371
Molina Healthcare Inc.
4.88% 06/15/25 (e)(b)	1,807,000	1,650,405
Molson Coors Brewing Co.
2.10% 07/15/21 (e)	1,168,000	1,125,275
4.20% 07/15/46 (e)	357,000	296,667
Morgan Stanley
2.45% 02/01/19 (e)	4,972,000	4,969,116
2.63% 11/17/21 (e)	1,619,000	1,578,930
2.65% 01/27/20 (e)	1,510,000	1,499,385
2.75% 05/19/22 (e)	3,678,000	3,574,869
3.63% 01/20/27 (e)	862,000	819,581
3.70% 10/23/24 (e)	785,000	772,746
3.95% 04/23/27 (e)	2,075,000	1,954,028
4.10% 05/22/23 (e)	1,902,000	1,906,299
4.38% 01/22/47 (e)	786,000	744,460
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97% 07/22/38 (h)(e)	509,000	464,127
MPLX LP
3.38% 03/15/23 (e)	615,000	597,350
4.50% 04/15/38 (e)	582,000	511,118
4.70% 04/15/48 (e)	523,000	451,673
5.50% 02/15/49	991,000	960,467
MUFG Bank Ltd.
2.30% 03/10/19 (e)(b)	3,669,000	3,663,900
MUFG Bank Ltd.
2.30% 03/05/20 (e)(b)	1,948,000	1,927,585
Murphy Oil Corp.
5.75% 08/15/25 (e)	5,261,000	4,933,029
Mylan Inc.
4.55% 04/15/28 (e)(b)	278,000	259,171
5.20% 04/15/48 (e)(b)	491,000	417,978
Mylan N.V.
3.15% 06/15/21 (e)	711,000	696,880
3.95% 06/15/26 (e)	411,000	370,882

	Principal Amount ($) or Number of Shares	Fair Value $
National Retail Properties Inc.
4.00% 11/15/25 (e)	862,000	853,992
Navient Corp.
6.75% 06/15/26 (e)	1,455,000	1,207,766
8.00% 03/25/20 (e)	1,270,000	1,291,641
Newell Brands Inc.
3.85% 04/01/23 (e)	315,000	310,892
4.20% 04/01/26 (e)	285,000	277,080
Newfield Exploration Co.
5.38% 01/01/26 (e)	2,373,000	2,348,843
5.75% 01/30/22	2,383,000	2,418,745
Newmark Group Inc.
6.13% 11/15/23 (b)	600,000	576,240
Newmont Mining Corp.
4.88% 03/15/42 (e)	637,000	602,271
Nexen Energy ULC
6.40% 05/15/37	540,000	661,176
NGPL PipeCo LLC
4.88% 08/15/27 (e)(b)	2,206,000	2,093,009
Noble Energy Inc.
3.90% 11/15/24 (e)	578,000	557,591
5.05% 11/15/44 (e)	210,000	182,864
Nordstrom Inc.
5.00% 01/15/44 (e)	46,000	39,542
Norfolk Southern Corp.
3.95% 10/01/42	694,000	635,413
Northern States Power Co.
2.20% 08/15/20 (e)	2,941,000	2,900,591
Northrop Grumman Corp.
2.08% 10/15/20 (e)	614,000	602,432
2.55% 10/15/22 (e)	560,000	542,354
3.25% 01/15/28 (e)	691,000	645,608
3.85% 04/15/45 (e)	173,000	152,669
4.03% 10/15/47 (e)	588,000	534,298
Novartis Capital Corp.
3.00% 11/20/25 (e)	123,000	119,225
Nucor Corp.
3.95% 05/01/28 (e)	1,120,000	1,108,587
4.13% 09/15/22 (e)	634,000	652,678
Nutrien Ltd.
4.00% 12/15/26 (e)	442,000	427,666
4.90% 06/01/43 (e)	634,000	608,069
NXP BV/NXP Funding LLC
4.13% 06/01/21 (b)	2,369,000	2,344,552
Occidental Petroleum Corp.
4.10% 02/15/47 (e)	432,000	406,387
4.20% 03/15/48 (e)	463,000	442,142
Olin Corp.
5.00% 02/01/30 (e)	2,373,000	2,075,663
Omnicom Group Inc./Omnicom Capital Inc.
3.63% 05/01/22 (e)	941,000	928,362
Oncor Electric Delivery Company LLC
3.80% 09/30/47 (e)	253,000	238,417
Oracle Corp.
2.40% 09/15/23 (e)	539,000	517,424
3.25% 11/15/27 (e)	872,000	841,000

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP Income Fund	23

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($) or Number of Shares	Fair Value $

3.80% 11/15/37 (e)	348,000	325,119
4.00% 07/15/46 - 11/15/47 (e)	1,405,000	1,309,099
4.13% 05/15/45 (e)	316,000	299,552
Oshkosh Corp.
5.38% 03/01/25 (e)	917,000	922,053
Owens Corning
4.40% 01/30/48 (e)	477,000	365,234
Owens-Brockway Glass Container Inc.
6.38% 08/15/25 (e)(b)	1,300,000	1,288,573
Pacific Gas & Electric Co.
3.40% 08/15/24 (e)	4,159,000	3,623,612
PacifiCorp
6.25% 10/15/37 (e)	1,563,000	1,941,606
Packaging Corporation of America
3.40% 12/15/27 (e)	366,000	342,195
Parker-Hannifin Corp.
3.25% 03/01/27 (e)	1,501,000	1,437,973
Party City Holdings Inc.
6.63% 08/01/26 (e)(b)	1,835,000	1,668,822
Penske Automotive Group Inc.
5.38% 12/01/24 (e)	1,993,000	1,866,225
PepsiCo Inc.
3.45% 10/06/46 (e)	365,000	326,660
Perrigo Finance Unlimited Co.
3.50% 03/15/21 (e)	768,000	754,844
3.90% 12/15/24 (e)	1,009,000	967,752
Petroleos Mexicanos
4.50% 01/23/26	844,000	730,414
5.35% 02/12/28	434,000	379,728
5.38% 03/13/22	1,678,000	1,650,279
5.63% 01/23/46	544,000	412,129
6.35% 02/12/48	471,000	376,263
6.38% 01/23/45	735,000	594,314
6.50% 03/13/27	1,170,000	1,102,503
6.75% 09/21/47	1,179,000	976,967
Pfizer Inc.
3.00% 12/15/26 (e)	435,000	419,862
3.20% 09/15/23	882,000	884,267
3.60% 09/15/28	1,470,000	1,475,454
4.13% 12/15/46 (e)	426,000	427,589
4.40% 05/15/44 (e)	252,000	262,229
Philip Morris International Inc.
4.13% 03/04/43 (e)	788,000	700,091
Phillips 66
3.90% 03/15/28 (e)	1,066,000	1,025,727
Phillips 66 Partners LP
3.75% 03/01/28 (e)	480,000	443,386
4.68% 02/15/45 (e)	571,000	507,984
Pilgrim’s Pride Corp.
5.88% 09/30/27 (e)(b)	2,769,000	2,524,276
Pioneer Natural Resources Co.
3.95% 07/15/22	1,505,000	1,508,642
Plains All American Pipeline LP/PAA Finance Corp.
4.70% 06/15/44 (e)	337,000	281,146
5.75% 01/15/20 (e)	1,282,000	1,307,666

	Principal Amount ($) or Number of Shares	Fair Value $
PNC Bank NA
2.40% 10/18/19 (e)	1,179,000	1,171,891
PPL Capital Funding Inc.
3.10% 05/15/26 (e)	1,117,000	1,047,310
Precision Castparts Corp.
4.38% 06/15/45 (e)	840,000	839,177
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70% 09/15/48 (h)	1,274,000	1,172,551
Public Service Company of Colorado
3.70% 06/15/28 (e)	1,377,000	1,390,949
Public Service Electric & Gas Co.
2.38% 05/15/23 (e)	2,055,000	1,985,294
PulteGroup Inc.
5.50% 03/01/26 (e)	1,700,000	1,640,500
QUALCOMM Inc.
2.90% 05/20/24 (e)	76,000	72,336
3.00% 05/20/22 (e)	457,000	450,209
3.25% 05/20/27 (e)	90,000	83,734
4.30% 05/20/47 (e)	190,000	169,129
Quicken Loans Inc.
5.25% 01/15/28 (b)	1,580,000	1,418,003
Range Resources Corp.
5.00% 08/15/22 (e)	2,374,000	2,125,490
Realty Income Corp.
3.00% 01/15/27 (e)	349,000	323,973
Republic Services Inc.
3.38% 11/15/27 (e)	354,000	339,458
Reynolds American Inc.
4.45% 06/12/25 (e)	67,000	64,443
Rio Tinto Finance USA PLC
4.13% 08/21/42 (e)	415,000	399,965
Roche Holdings Inc.
2.25% 09/30/19 (e)(b)	1,195,000	1,186,862
Rockwell Collins Inc.
3.50% 03/15/27 (e)	1,002,000	943,133
Rogers Communications Inc.
5.00% 03/15/44 (e)	289,000	300,323
Royal Bank of Scotland Group PLC (4.52% fixed rate until 06/25/23; 1.55% + 3 month USD LIBOR thereafter)
4.52% 06/25/24 (h)(e)	953,000	933,778
RPM International Inc.
3.75% 03/15/27 (e)	657,000	625,057
Ryder System Inc.
2.45% 09/03/19 (e)	3,608,000	3,587,182
Sabine Pass Liquefaction LLC
4.20% 03/15/28 (e)	641,000	609,892
5.00% 03/15/27 (e)	377,000	379,473
salesforce.com Inc.
3.25% 04/11/23 (e)	1,128,000	1,132,501
3.70% 04/11/28 (e)	1,490,000	1,496,541
Santander Holdings USA Inc.
2.65% 04/17/20 (e)	2,848,000	2,811,688
3.70% 03/28/22 (e)	2,492,000	2,447,244
4.40% 07/13/27 (e)	631,000	595,651

See Notes to Schedules of Investments and Notes to Financial Statements.

24	GE RSP Income Fund

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($) or Number of Shares	Fair Value $

Santander UK Group Holdings PLC
4.75% 09/15/25 (e)(b)	1,205,000	1,136,014
Schlumberger Holdings Corp.
3.00% 12/21/20 (e)(b)	1,044,000	1,035,220
3.63% 12/21/22 (b)	3,259,000	3,244,106
4.00% 12/21/25 (e)(b)	1,516,000	1,494,821
Sempra Energy
3.80% 02/01/38 (e)	423,000	364,131
4.00% 02/01/48 (e)	459,000	387,410
Shell International Finance BV
2.38% 08/21/22	1,599,000	1,553,540
3.75% 09/12/46 (e)	319,000	295,544
4.13% 05/11/35 (e)	450,000	448,097
Shire Acquisitions Investments Ireland DAC
2.40% 09/23/21 (e)	1,118,000	1,080,223
2.88% 09/23/23 (e)	904,000	854,208
3.20% 09/23/26 (e)	350,000	319,039
Siemens Financieringsmaatschappij N.V.
2.00% 09/15/23 (b)	2,355,000	2,206,776
3.40% 03/16/27 (e)(b)	916,000	893,127
Simon Property Group LP
3.38% 06/15/27 (e)	845,000	810,178
Sinclair Television Group Inc.
5.38% 04/01/21 (e)	1,980,000	1,973,545
Sirius XM Radio Inc.
5.00% 08/01/27 (b)	790,000	721,507
SM Energy Co.
5.63% 06/01/25	808,000	702,960
Smithfield Foods Inc.
2.70% 01/31/20 (e)(b)	650,000	641,901
4.25% 02/01/27 (e)(b)	770,000	703,603
South Carolina Electric & Gas Co.
4.10% 06/15/46 (e)	438,000	415,623
Southern California Edison Co.
2.40% 02/01/22 (e)	1,240,000	1,194,418
Southern Company Gas Capital Corp.
4.40% 05/30/47	166,000	154,551
Southern Copper Corp.
5.88% 04/23/45 (e)	525,000	533,757
Southwestern Electric Power Co.
2.75% 10/01/26 (e)	1,003,000	923,643
Spectra Energy Partners LP
3.38% 10/15/26 (e)	265,000	248,281
4.50% 03/15/45 (e)	168,000	153,663
Sprint Corp.
7.63% 02/15/25 (e)	2,824,000	2,850,630
Standard Industries Inc.
5.38% 11/15/24 (e)(b)	4,068,000	3,830,063
Starbucks Corp.
4.00% 11/15/28 (e)	757,000	748,802
Steel Dynamics Inc.
5.13% 10/01/21	790,000	794,511
Sumitomo Mitsui Financial Group Inc.
2.78% 07/12/22	2,056,000	2,002,770

	Principal Amount ($) or Number of Shares	Fair Value $
Suncor Energy Inc.
4.00% 11/15/47 (e)	252,000	223,446
Sunoco Logistics Partners Operations LP
5.30% 04/01/44	709,000	625,983
Syngenta Finance N.V.
3.70% 04/24/20 (e)(b)	1,865,000	1,865,783
3.93% 04/23/21 (e)(b)	2,625,000	2,584,391
4.44% 04/24/23 (e)(b)	1,063,000	1,022,447
5.18% 04/24/28 (e)(b)	663,000	610,968
Sysco Corp.
3.25% 07/15/27 (e)	756,000	707,336
T-Mobile USA Inc.
4.50% 02/01/26 (e)	2,951,000	2,725,691
Takeda Pharmaceutical Company Ltd.
3.80% 11/26/20 (b)	1,529,000	1,540,039
4.00% 11/26/21 (b)	3,160,000	3,199,658
Tampa Electric Co.
4.35% 05/15/44 (e)	1,148,000	1,140,217
Target Corp.
2.50% 04/15/26 (e)	791,000	738,193
Teck Resources Ltd.
5.40% 02/01/43 (e)	2,199,000	1,911,569
6.00% 08/15/40	1,186,000	1,094,263
Telecom Italia S.p.A.
5.30% 05/30/24 (e)	3,912,000	3,709,945
Telefonica Emisiones SA
4.10% 03/08/27 (e)	965,000	932,296
Tenet Healthcare Corp.
4.63% 07/15/24	825,000	768,479
4.75% 06/01/20 (e)	2,622,000	2,619,981
6.00% 10/01/20 (e)	2,630,000	2,651,803
Teva Pharmaceutical Finance Netherlands III BV
1.70% 07/19/19 (e)	4,645,000	4,569,890
2.20% 07/21/21 (e)	715,000	656,156
2.80% 07/21/23 (e)	3,958,000	3,407,165
Texas Instruments Inc.
4.15% 05/15/48 (e)	509,000	508,165
The Allstate Corp.
4.20% 12/15/46 (e)	378,000	367,272
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75% 08/15/53 (h)(e)	1,608,000	1,558,393
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter)
2.66% 05/16/23 (h)(e)	893,000	870,479
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63% 12/29/49 (h)(e)	1,558,000	1,396,872
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65% 12/31/99 (h)(e)	1,454,000	1,286,819
The Boeing Co.
3.25% 03/01/28 (e)	943,000	923,612
3.55% 03/01/38 (e)	1,204,000	1,123,019

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP Income Fund	25

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($) or Number of Shares	Fair Value $

The Chemours Co.
5.38% 05/15/27	790,000	711,774
The Dow Chemical Co.
4.25% 10/01/34 (e)	731,000	662,118
5.55% 11/30/48 (b)	793,000	806,132
The George Washington University
4.13% 09/15/48	905,000	904,692
The Goldman Sachs Group Inc.
3.85% 01/26/27 (e)	1,069,000	1,007,297
4.25% 10/21/25 (e)	1,227,000	1,172,914
4.80% 07/08/44 (e)	944,000	898,480
5.15% 05/22/45 (e)	413,000	389,166
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91% 06/05/23 (h)(e)	1,692,000	1,617,687
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81% 04/23/29 (h)(e)	606,000	564,404
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02% 10/31/38 (h)(e)	632,000	555,263
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22% 05/01/29 (h)(e)	850,000	818,933
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
4.74% 02/12/47 (h)(e)(b)	1,075,000	860,065
The Home Depot Inc.
3.35% 09/15/25 (e)	433,000	427,765
3.50% 09/15/56 (e)	607,000	509,844
3.90% 12/06/28	1,191,000	1,218,417
3.90% 06/15/47 (e)	657,000	621,522
4.50% 12/06/48	991,000	1,023,753
The Interpublic Group of Companies Inc.
3.75% 10/01/21	1,893,000	1,904,737
The Korea Development Bank
3.38% 09/16/25	920,000	905,188
The Kroger Co.
2.95% 11/01/21 (e)	1,942,000	1,910,559
4.65% 01/15/48 (e)	414,000	373,353
The Mosaic Co.
5.63% 11/15/43 (e)	169,000	170,715
The Sherwin-Williams Co.
2.25% 05/15/20 (e)	1,318,000	1,297,347
2.75% 06/01/22 (e)	493,000	476,519
3.45% 06/01/27 (e)	15,000	13,964
4.50% 06/01/47 (e)	153,000	137,954
The Southern Co.
1.85% 07/01/19 (e)	4,873,000	4,836,989
3.25% 07/01/26 (e)	460,000	430,160
4.40% 07/01/46 (e)	154,000	141,916
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63% 09/15/31 (h)(e)	1,653,000	1,561,027
The Walt Disney Co.
4.13% 06/01/44 (e)	354,000	350,364

	Principal Amount ($) or Number of Shares	Fair Value $
The Williams Companies Inc.
3.75% 06/15/27 (e)	305,000	286,761
3.90% 01/15/25 (e)	507,000	492,038
4.85% 03/01/48 (e)	547,000	497,059
4.90% 01/15/45 (e)	261,000	236,628
5.40% 03/04/44 (e)	181,000	173,443
Time Warner Cable LLC
4.50% 09/15/42 (e)	157,000	124,785
6.55% 05/01/37 (e)	488,000	493,324
TransCanada PipeLines Ltd.
4.25% 05/15/28	1,785,000	1,766,722
4.88% 01/15/26	316,000	326,874
Transcontinental Gas Pipe Line Company LLC
4.00% 03/15/28	803,000	775,738
Tyco Electronics Group S.A.
2.35% 08/01/19 (e)	2,716,000	2,701,985
3.13% 08/15/27 (e)	847,000	786,414
Tyson Foods Inc.
2.65% 08/15/19 (e)	526,000	523,281
4.55% 06/02/47 (e)	201,000	176,782
U.S. Bancorp
3.15% 04/27/27	1,228,000	1,178,696
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13% 12/29/49 (h)(e)	2,552,000	2,532,452
UBS Group Funding Switzerland AG (2.86% fixed rate until 08/15/22; 0.95% + 3 month USD LIBOR thereafter)
2.86% 08/15/23 (h)(b)	2,210,000	2,120,362
Union Pacific Corp.
3.20% 06/08/21 (e)	1,906,000	1,912,919
3.50% 06/08/23 (e)	1,381,000	1,384,604
3.60% 09/15/37 (e)	228,000	203,953
4.10% 09/15/67 (e)	414,000	348,079
United Rentals North America Inc.
4.88% 01/15/28	808,000	709,295
United Technologies Corp.
3.65% 08/16/23	1,470,000	1,464,443
3.75% 11/01/46	595,000	508,969
3.95% 08/16/25	588,000	583,943
4.13% 11/16/28	236,000	233,845
4.15% 05/15/45 (e)	672,000	601,306
4.45% 11/16/38	531,000	512,282
4.50% 06/01/42 (e)	468,000	444,778
UnitedHealth Group Inc.
4.45% 12/15/48	790,000	813,732
4.75% 07/15/45 (e)	749,000	792,097
Vale Overseas Ltd.
4.38% 01/11/22 (e)	106,000	107,943
6.25% 08/10/26 (e)	541,000	585,903
6.88% 11/10/39 (e)	393,000	454,037
Vale S.A.
5.63% 09/11/42 (e)	235,000	237,399

See Notes to Schedules of Investments and Notes to Financial Statements.

26	GE RSP Income Fund

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($) or Number of Shares	Fair Value $

Valero Energy Partners LP
4.38% 12/15/26	1,528,000	1,501,413
Ventas Realty LP
3.25% 10/15/26 (e)	869,000	808,283
Verizon Communications Inc.
3.38% 02/15/25 (e)	874,000	847,806
4.33% 09/21/28	1,049,000	1,052,839
4.40% 11/01/34 (e)	728,000	702,680
4.67% 03/15/55 (e)	562,000	517,349
4.86% 08/21/46 (e)	2,922,000	2,875,073
5.01% 04/15/49 (e)	379,000	377,613
5.25% 03/16/37 (e)	543,000	568,488
Viacom Inc.
3.45% 10/04/26 (e)	516,000	477,238
4.38% 03/15/43	623,000	503,446
5.25% 04/01/44 (e)	179,000	161,000
Virgin Media Finance PLC
5.75% 01/15/25 (e)(b)	2,126,000	2,000,077
Virginia Electric & Power Co.
4.00% 11/15/46 (e)	1,102,000	1,043,803
Visa Inc.
3.15% 12/14/25 (e)	443,000	435,115
4.30% 12/14/45 (e)	475,000	491,891
Vodafone Group PLC
4.38% 05/30/28 (e)	1,297,000	1,257,234
5.25% 05/30/48 (e)	391,000	366,371
Volkswagen Group of America Finance LLC
4.00% 11/12/21 (b)	2,739,000	2,735,658
Vornado Realty LP
3.50% 01/15/25 (e)	567,000	545,930
Vulcan Materials Co.
3.90% 04/01/27 (e)	385,000	365,261
Wabtec Corp.
3.45% 11/15/26 (e)	249,000	222,300
Walgreens Boots Alliance Inc.
4.65% 06/01/46 (e)	257,000	232,007
Walmart Inc.
3.63% 12/15/47 (e)	505,000	467,403
3.70% 06/26/28 (e)	1,227,000	1,244,522
3.95% 06/28/38 (e)	490,000	486,908
4.05% 06/29/48 (e)	532,000	528,558
Warner Media LLC
5.35% 12/15/43 (e)	755,000	724,347
WEC Energy Group Inc.
3.55% 06/15/25 (e)	861,000	836,969
WellCare Health Plans Inc.
5.25% 04/01/25 (e)	1,667,000	1,604,804
Wells Fargo & Co.
2.63% 07/22/22 (e)	2,768,000	2,669,542
3.90% 05/01/45 (e)	49,000	44,971
4.75% 12/07/46 (e)	1,969,000	1,900,321
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88% 12/29/49 (h)(e)	1,173,000	1,160,472

	Principal Amount ($) or Number of Shares	Fair Value $
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90% 12/29/49 (h)(e)	1,260,000	1,199,646
Wells Fargo & Co. 3.77% + 3 month USD LIBOR
6.56% 03/29/49 (h)(e)	1,704,000	1,694,015
Wells Fargo Bank NA
2.60% 01/15/21 (e)	8,927,000	8,810,949
Western Gas Partners LP
4.00% 07/01/22 (e)	2,242,000	2,212,226
5.38% 06/01/21 (e)	415,000	427,545
Westlake Chemical Corp.
3.60% 08/15/26 (e)	536,000	492,788
4.38% 11/15/47 (e)	153,000	127,004
5.00% 08/15/46 (e)	278,000	254,081
Willis North America Inc.
3.60% 05/15/24 (e)	900,000	876,501
WPP Finance 2010
3.75% 09/19/24 (e)	556,000	518,325
WRKCo Inc.
3.00% 09/15/24 (e)(b)	691,000	649,588
Xilinx Inc.
2.95% 06/01/24 (e)	602,000	574,760
XPO Logistics Inc.
6.50% 06/15/22 (e)(b)	923,000	914,019
Yamana Gold Inc.
4.63% 12/15/27 (e)	923,000	853,295
Zoetis Inc.
3.00% 09/12/27 (e)	375,000	346,290
3.90% 08/20/28	881,000	870,569

		859,937,672

Non-Agency Collateralized Mortgage Obligations - 3.0%
BANK 2018-BNK11
4.36% 03/15/61 (h)(e)	1,248,000	1,264,233
BXP Trust 2017-GM
3.38% 06/13/39 (e)	6,314,000	6,174,182
Citigroup Commercial Mortgage Trust 2016-P5
2.94% 10/10/49 (e)	3,484,742	3,330,441
Citigroup Commercial Mortgage Trust 2016-P6
3.72% 12/10/49 (h)(e)	4,760,458	4,797,061
4.03% 12/10/49 (h)(e)	2,942,926	2,962,339
Citigroup Commercial Mortgage Trust 2018-C5
4.51% 06/10/51 (e)	2,218,000	2,266,771
COMM 2013-LC13 Mortgage Trust
4.56% 08/10/46 (h)(e)(b)	1,375,000	1,420,722
COMM 2014-CR14 Mortgage Trust
4.53% 02/10/47 (h)(e)	1,940,000	2,005,037
GS Mortgage Securities Trust 2012-GCJ9
1.96% 11/10/45 (h)(g)(e)	5,721,218	362,885
GS Mortgage Securities Trust 2016-GS3
2.85% 10/10/49 (e)	2,912,000	2,762,115
GS Mortgage Securities Trust 2017-GS5
3.67% 03/10/50 (e)	3,557,532	3,553,748

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP Income Fund	27

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($) or Number of Shares	Fair Value $

GS Mortgage Securities Trust 2017-GS8
3.47% 11/10/50 (e)	7,000,045	6,884,495
GS Mortgage Securities Trust 2018-GS9
4.14% 03/10/51 (h)(e)	2,609,000	2,646,474
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
3.23% 10/25/34 (h)(e)	582,704	566,182
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.53% 12/15/47 (h)(g)(e)	6,261,226	278,126
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03% 07/15/45 (h)(e)	1,010,000	1,022,966
LB-UBS Commercial Mortgage Trust 2004-C8
0.32% 12/15/39 (h)(g)(e)(b)	625,746	593
LB-UBS Commercial Mortgage Trust 2007-C6
6.11% 07/15/40 (e)(b)	98,790	99,336
6.11% 07/15/40 (h)(e)	44,740	44,988
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.94% 03/15/48 (h)(g)(e)	30,472,536	1,337,143
Morgan Stanley Capital I Trust 2006-IQ11
6.25% 10/15/42 (h)(e)	2,300,000	2,346,573
Morgan Stanley Capital I Trust 2006-T21
5.24% 10/12/52 (h)(e)	205,215	206,992
UBS Commercial Mortgage Trust 2018-C12
4.79% 08/15/51 (h)(e)	1,869,000	1,928,596
Wells Fargo Commercial Mortgage Trust 2015-C26
1.23% 02/15/48 (h)(g)(e)	24,537,133	1,405,129
Wells Fargo Commercial Mortgage Trust 2018-AUS
4.06% 07/17/36 (h)(e)(b)	3,109,000	3,157,874
WFRBS Commercial Mortgage Trust 2013-C17
4.26% 12/15/46 (e)	1,880,000	1,918,918
WFRBS Commercial Mortgage Trust 2014-LC14
4.35% 03/15/47 (h)(e)	4,333,000	4,408,626

		59,152,545

Sovereign Bonds - 0.8%
Government of Chile
3.63% 10/30/42	150,000	137,439
3.86% 06/21/47	860,000	803,025
Government of Colombia
2.63% 03/15/23	711,000	671,518
3.88% 04/25/27	1,185,000	1,133,879
5.00% 06/15/45	1,271,000	1,211,924
Government of Indonesia
3.50% 01/11/28	578,000	534,956
4.35% 01/11/48	232,000	211,744
Government of Mexico
3.60% 01/30/25	1,402,000	1,341,195
4.00% 10/02/23	620,000	617,433
4.60% 02/10/48	972,000	863,340
4.75% 03/08/44	2,068,000	1,877,227
Government of Oman
4.13% 01/17/23 (b)	1,561,000	1,432,389

	Principal Amount ($) or Number of Shares	Fair Value $
Government of Panama
4.00% 09/22/24	1,263,000	1,272,662
4.50% 05/15/47	530,000	515,722
Government of Peru
5.63% 11/18/50	884,000	1,037,242
Government of Philippines
3.95% 01/20/40	835,000	815,470
Government of Uruguay
5.10% 06/18/50	884,133	868,997

		15,346,162

Municipal Bonds and Notes - 0.8%
American Municipal Power Inc.
6.27% 02/15/50 (e)	1,080,000	1,340,280
Metropolitan St. Louis Sewer District
5.00% 05/01/47	3,595,000	4,067,419
New Jersey Transportation Trust Fund Authority
6.88% 12/15/39 (e)	880,000	891,951
Port Authority of New York & New Jersey
4.46% 10/01/62 (e)	4,095,000	4,166,294
State of California
4.60% 04/01/38	1,840,000	1,897,684
5.70% 11/01/21 (e)	2,075,000	2,231,766
State of Illinois
5.10% 06/01/33 (e)	745,000	710,305
The University of Texas System
3.35% 08/15/47 (e)	1,025,000	928,107

		16,233,806

FNMA (TBA) - 0.0%*
Lehman
5.50% TBA (j)(k)(e)	1,140,372	28,395

Total Bonds and Notes (Cost $1,969,528,290)		1,954,131,300

Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $1,375,850) (h)(e)	55,034	1,352,185

Total Investments in Securities (Cost $1,970,904,140)		1,955,483,485

Total Investments (Cost $1,970,904,140)		1,955,483,485

Other Assets and Liabilities, net - 1.8%		36,685,968

NET ASSETS - 100.0%		1,992,169,453

See Notes to Schedules of Investments and Notes to Financial Statements.

28	GE RSP Income Fund

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2018

Other Information:

Centrally Cleared Credit Default Swaps - Sell Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation

Markit CDX North America High Yield Index	Intercontinental Exchange	$22,433	5.00%/ Quarterly	12/20/23	$455,413	$1,233,213	$(777,800)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation

CME Group, Inc.	$95,585	Receives/ Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$(1,231,470)	$—	$(1,231,470)
CME Group, Inc.	95,608	Receives/ Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	(1,243,690)	—	(1,243,690)

								$(2,475,160)

The Fund had the following long futures contracts open at December 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

Ultra Long-Term U.S. Treasury Bond Futures	March 2019	487	$75,118,911	$78,239,594	$3,120,683
2 Yr. U.S. Treasury Notes Futures	March 2019	1,797	379,042,540	381,525,562	2,483,022
5 Yr. U.S. Treasury Notes Futures	March 2019	685	77,510,246	78,560,938	1,050,692
10 Yr. U.S. Treasury Notes Futures	March 2019	1,039	124,129,691	126,774,234	2,644,543

					$9,298,940

The Fund had the following short futures contracts open at December 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

U.S. Long Bond Futures	March 2019	147	$(20,464,827)	$(21,462,000)	$(997,173)
10 Yr. U.S. Treasury Ultra Futures	March 2019	559	(70,658,636)	(72,713,672)	(2,055,036)

					$(3,052,209)

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP Income Fund	29

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2018

During the period ended December 31, 2018, average notional values related to derivative contracts were as follows:

	Purchased Put Options	Purchased Call Options	Written Put Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts
Average Notional Value	$—	$267,383	$—	$126,055	$677,847,743	$215,132,620	$40,444,417	$201,111,666

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total

GE RSP Income Fund	Investments in Securities

	U.S. Treasuries	$—	$532,300,563	$—	$532,300,563

	Agency Mortgage Backed	—	399,551,725	—	399,551,725

	Agency Collateralized Mortgage Obligations	—	15,286,958	—	15,286,958

	Asset Backed	—	56,293,474	—	56,293,474

	Corporate Notes	—	859,937,672	—	859,937,672

	Non-Agency Collateralized Mortgage Obligations	—	59,152,545	—	59,152,545

	Sovereign Bonds	—	15,346,162	—	15,346,162

	Municipal Bonds and Notes	—	16,233,806	—	16,233,806

	FNMA (TBA)	—	—	28,395	28,395

	Preferred Stock	1,352,185	—	—	1,352,185

	Total Investments in Securities	$1,352,185	$1,954,102,905	$28,395	$1,955,483,485

	Other Financial Instruments

	Credit Default Swap Contracts — Unrealized Depreciation	$—	$(777,800)	$—	$(777,800)

	Interest Rate Swap Contracts — Unrealized Depreciation	—	(2,475,160)	—	(2,475,160)

	Long Futures Contracts — Unrealized Appreciation	9,298,940	—	—	9,298,940

	Short Futures Contracts — Unrealized Depreciation	(3,052,209)	—	—	(3,052,209)

	Total Other Financial Instruments	$6,246,731	$(3,252,960)	$—	$2,993,771

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income

State Street Corporation (Time Deposit)	82,636,353	$82,636,353	$14,541,016,515	$14,623,652,868	—	$—	$155,203

See Notes to Schedules of Investments and Notes to Financial Statements.

30	GE RSP Income Fund

GE RSP Funds

Notes to Schedules of Investments — December 31, 2018

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Funds’ future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Funds’ Supplemental Information Documents and Consolidated Profile for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to $149,763,485 or 9.02% of the net assets of the GE RSP Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(d)	Coupon amount represents effective yield.
(e)	At December 31, 2018, all or a portion of this security was pledged to cover collateral requirements for current or potential holdings of futures, TBAs and/or swap contracts.
(f)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)

Variable Rate Security—Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(i)	Step coupon bond.
(j)	Security is in default.
(k)	Security is fair valued by the Oversight Committee, in accordance with the procedures approved by the Board of Trustees. Security value is determined based on level 3 inputs.
†	Percentages are based on net assets as of December 31, 2018.
*	Less than 0.05%

Abbreviations:

CMT - Constant Maturity Treasury

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal of Security

TBA - To Be Announced

Notes to Schedules of Investments	31

GE RSP U.S. Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/18	12/31/17	12/31/16	12/31/15*	12/31/14*
Net asset value, beginning of period	$52.45	$49.27	$47.59	$54.31	$54.73

Income/(loss) from investment operations:
Net investment income	0.77 (a)	0.76 (a)	0.92	0.92	0.93
Net realized and unrealized gains/(losses) on investments	(2.41)	9.35	3.92	(1.94)	6.40

Total income/(loss) from investment operations	(1.64)	10.11	4.84	(1.02)	7.33

Less distributions from:
Net investment income	0.81	0.81	0.91	0.92	0.92
Net realized gains	3.95	6.12	2.25	4.78	6.83

Total distributions	4.76	6.93	3.16	5.70	7.75

Net asset value, end of period	$46.05	$52.45	$49.27	$47.59	$54.31

Total Return(b)	(3.05)%	20.50%	10.13%	(2.05)%	13.27%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$4,700,274	$5,435,513	$4,914,567	$4,941,537	$5,445,144

Ratios to average net assets:
Gross expenses	0.14%	0.14%	0.16%	0.16%	0.14%
Net investment income	1.41%	1.39%	1.79%	1.62%	1.58%
Portfolio turnover rate	40%	77%	38%	37%	41%

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.
*	Beginning with year ended December 31, 2016, the Funds were audited by BBD, LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

32	Financial Highlights

GE RSP Income Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/18	12/31/17	12/31/16	12/31/15*	12/31/14*
Net asset value, beginning of period	$11.55	$11.38	$11.36	$11.67	$11.33

Income/(loss) from investment operations:
Net investment income	0.32 (a)	0.29 (a)	0.31	0.33	0.30
Net realized and unrealized gains/(losses) on investments	(0.40)	0.16	0.09	(0.29)	0.35

Total income/(loss) from investment operations	(0.08)	0.45	0.40	0.04	0.65

Less distributions from:
Net investment income	0.33	0.28	0.29	0.33	0.31
Net realized gains	—	—	0.09	0.02	0.00 (b)

Total distributions	0.33	0.28	0.38	0.35	0.31

Net asset value, end of period	$11.14	$11.55	$11.38	$11.36	$11.67

Total Return(c)	(0.75)%	3.99%	3.50%	0.34%	5.83%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,992,169	$2,329,674	$2,427,975	$2,471,886	$2,613,303

Ratios to average net assets:
Gross expenses	0.17%	0.16%	0.21%	0.18%	0.11%
Net investment income	2.86%	2.55%	2.66%	2.79%	2.68%
Portfolio turnover rate	223%	297%	242%	271%	319%

(a)	Per share values have been calculated using the average share method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.
*	Beginning with year ended December 31, 2016, the Funds were audited by BBD, LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	33

GE RSP Funds

Statements of Assets and Liabilities — December 31, 2018

	GE RSP U.S. Equity Fund	GE RSP Income Fund

Assets
Investments in securities, at fair value (cost $3,945,237,346 and $1,970,904,140, respectively)	$4,514,610,745	$1,955,483,485
Cash, interest-bearing	182,579,577	344,018,423
Cash collateral on deposit with broker for swap contracts	—	1,883,195
Receivable for investments sold	—	156,992,345
Income receivables	5,836,198	12,919,400
Receivable for accumulated variation margin on futures contracts	—	6,254,991
Receivable for accumulated variation margin on swap contracts	—	492,801
Other Receivable	—	274,000

Total assets	4,703,026,520	2,478,318,640

Liabilities
Distribution payable to shareholders	—	183,866
Net collateral amount owed to broker for futures contracts outstanding	—	5,474,958
Net collateral amount owed to brokers for pending investment trades	—	2,848,000
Payable for investments purchased	—	473,698,087
Payable for fund shares redeemed	2,014,202	961,746
Payable for accumulated variation margin on swap contracts	—	2,552,179
Payable to the Adviser	496,106	219,351
Payable for custody, fund accounting and sub-administration fees	26,487	14,839
Accrued other expenses	215,740	196,161

Total liabilities	2,752,535	486,149,187

Net Assets	$4,700,273,985	$1,992,169,453

Net Assets Consist of:
Capital paid in	$4,150,621,082	$2,066,620,521
Total accumulated earnings (loss)	$549,652,903	$(74,451,068)

Net Assets	$4,700,273,985	$1,992,169,453

Shares outstanding ($25.00 and $10.00 par value, respectively; unlimited shares authorized)	102,065,970	178,902,451
Net asset value per share	$46.05	$11.14

The accompanying Notes are an integral part of these financial statements.

34	Statements of Assets and Liabilities

GE RSP Funds

Statements of Operations — For the year ended December 31, 2018

	GE RSP U.S. Equity Fund	GE RSP Income Fund
Investment Income
Income
Dividend	$83,030,397	$83,460
Interest	216,945	64,475,727
Income from affiliated investments	192,259	155,203

Total income	83,439,601	64,714,390

Expenses
Advisory and administration fees	6,446,638	2,768,812
Transfer agent fees	411,062	391,488
Custody, fund accounting and sub-administration fees	328,803	283,046
Professional fees	45,774	55,023
Other expenses	332,899	200,921

Total Expenses	7,565,176	3,699,290

Net investment income	$75,874,425	$61,015,100

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$363,000,975	$(44,328,533)
Futures	—	(7,919,335)
Written options	—	1,256,781
Swap contracts	—	2,993,730
Foreign currency transactions	(7,631)	—
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(564,798,619)	(35,844,978)
Futures	—	5,892,435
Swap contracts	—	(2,579,777)

Net realized and unrealized gain (loss) on investments	(201,805,275)	(80,529,677)

Net Decrease in Net Assets Resulting from Operations	$(125,930,850)	$(19,514,577)

The accompanying Notes are an integral part of these financial statements.

Statements of Operations	35

GE RSP Funds

Statements of Changes in Net Assets

	GE RSP U.S. Equity Fund		GE RSP Income Fund
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017
Increase (Decrease) in Net Assets

Operations:
Net investment income	$75,874,425	$73,331,708	$61,015,100	$61,250,219
Net realized gain (loss) on investments, futures, swap contracts, options contracts, and foreign currency related transactions	362,993,344	589,564,812	(47,997,357)	3,404,533
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	(564,798,619)	312,351,199	(32,532,320)	28,374,489

Net increase (decrease) from operations	(125,930,850)	975,247,719	(19,514,577)	93,029,241

Distributions to shareholders:
Distributions to shareholders	(443,121,714)	(639,820,599)	(62,721,395)	(58,342,653)

Increase (decrease) in net assets from operations and distributions	(569,052,564)	335,427,120	(82,235,972)	34,686,588

Share transactions:
Proceeds from sale of shares	34,257,404	63,469,221	26,902,668	49,857,089
Value of distributions reinvested	419,958,737	606,140,697	60,440,705	56,333,920
Cost of shares redeemed	(620,402,579)	(484,090,590)	(342,612,172)	(239,178,639)

Net increase (decrease) from share transactions	(166,186,438)	185,519,328	(255,268,799)	(132,987,630)

Total increase (decrease) in net assets	(735,239,002)	520,946,448	(337,504,771)	(98,301,042)

Net Assets
Beginning of year	5,435,512,987	4,914,566,539	2,329,674,224	2,427,975,266

End of year	$4,700,273,985	$5,435,512,987	$1,992,169,453	$2,329,674,224

Changes in Fund Shares
Shares sold	629,193	1,164,531	2,387,909	4,329,637
Issued for distributions reinvested	9,185,449	11,534,548	5,407,714	4,887,562
Shares redeemed	(11,381,645)	(8,812,363)	(30,637,415)	(20,768,695)

Net increase (decrease) in fund shares	(1,567,003)	3,886,716	(22,841,792)	(11,551,496)

For the year ended December 31, 2017, the source of distributions paid to shareholders was (See Note 10 in the Notes to Financial Statements):

Net investment income	$(74,706,277)	$(58,342,653)
Net realized gains	(565,114,322)	—

Total distributions	(639,820,599)	(58,342,653)

Undistributed net investment income as of December 31, 2017:	$—	$1,465,427

The accompanying Notes are an integral part of these financial statements.

36	Statements of Changes in Net Assets

GE RSP Funds

Notes to Financial Statements — December 31, 2018

1.	Organization of the Funds

The GE RSP U.S. Equity Fund and GE RSP Income Fund (each, a “Fund” and collectively, the “Funds”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds are two of the investment options offered under the GE Retirement Savings Plan (the “RSP” or the “Plan”). The Plan, through a trust, owns 70% of the GE RSP U.S. Equity Fund and 75% of the GE RSP Income Fund. The Funds operate as Employees’ Securities Companies (as defined in the 1940 Act) and as such are exempt from certain provisions of the 1940 Act.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third–party valuation the agreements will be fair valued.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

Notes to Financial Statements	37

GE RSP Funds

Notes to Financial Statements, continued — December 31, 2018

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2018 is disclosed in each Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund that incurs such expenses. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.

Distributions  The GE RSP Income Fund declares investment income dividends daily and pays them monthly. The GE RSP U.S. Equity Fund declares and pays dividends from investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  During the fiscal year ended December 31, 2018, the GE RSP Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive

38	Notes to Financial Statements

GE RSP Funds

Notes to Financial Statements, continued — December 31, 2018 compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions  The GE RSP Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The GE RSP Income Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

4.	Derivative Financial Instruments

Futures Contracts  The GE RSP Income Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the fiscal year ended December 31, 2018 the GE RSP Income Fund entered into futures contracts in order to manage exposure to interest rates.

Options on Futures Contracts  The GE RSP Income Fund may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. A Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

Notes to Financial Statements	39

GE RSP Funds

Notes to Financial Statements, continued — December 31, 2018

For the fiscal year ended December 31, 2018, the GE RSP Income Fund purchased and wrote options in order to manage exposure to interest rates.

Credit Default Swaps  During the fiscal year ended December 31, 2018, the GE RSP Income Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation.

As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps  Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the fiscal year ended December 31, 2018, the GE RSP Income Fund entered into interest rate swaps in order to manage exposure to interest rates.

40	Notes to Financial Statements

GE RSP Funds

Notes to Financial Statements, continued — December 31, 2018

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2018 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
GE RSP Income Fund
Futures Contracts	$6,254,991	$—	$—	$—	$—	$6,254,991
Swap Contracts	—	—	492,801	—	—	492,801

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
GE RSP Income Fund
Swap Contracts	$(2,552,179)	$—	$—	$—	$—	$(2,552,179)

Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
GE RSP Income Fund
Futures Contracts	$(7,919,335)	$—	$—	$—	$—	$(7,919,335)
Swap Contracts	3,140,820	—	(147,090)	—	—	2,993,730
Purchased Option Contracts(a)	(2,786,963)	—	—	—	—	(2,786,963)
Written Option Contracts	1,256,781	—	—	—	—	1,256,781

(a)	Purchased options are included in net realized gain (loss) from investments.

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
GE RSP Income Fund
Futures Contracts	$5,892,435	$—	$—	$—	$—	$5,892,435
Swap Contracts	(1,951,910)	—	(627,867)	—	—	(2,579,777)

5.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:

Fund	Average Daily Net Assets of Fund	Management Fee

GE RSP U.S. Equity Fund	All Assets	0.12%

GE RSP Income Fund	All Assets	0.13%

Notes to Financial Statements	41

GE RSP Funds

Notes to Financial Statements, continued — December 31, 2018

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts paid by the Funds to State Street for performing such services are included custody, fund accounting and sub-administration fees on the Statements of Operations.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2018 were as follows:

	U.S. Government Securities		Non-U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales

GE RSP U.S. Equity Fund	$—	$—	$2,089,394,963	$2,616,854,962
GE RSP Income Fund	3,616,046,415	3,872,752,122	723,748,146	707,531,327

7.	Income Taxes

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for bond basis adjustments, swap contracts, futures contracts, foreign currency gains and losses, distribution re-designations, return of capital adjustments, and wash sale loss deferrals.

The tax character of distributions paid during the fiscal year ended December 31, 2018 was as follows:

Fund	Exempt Income	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total

GE RSP U.S. Equity Fund	$—	$76,725,374	$366,396,340	$—	$443,121,714
GE RSP Income Fund	—	62,721,395	—	—	62,721,395

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

Fund	Exempt Income	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total

GE RSP U.S. Equity Fund	$—	$189,794,874	$450,025,725	$—	$639,820,599
GE RSP Income Fund	—	58,342,653	—	—	58,342,653

At December 31, 2018, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long Term Gain	Net Unrealized Gains (Losses)	Total

GE RSP U.S. Equity Fund	$530,630	$—	$—	$549,122,273	$549,652,903
GE RSP Income Fund	—	(50,687,800)	—	(23,763,268)	(74,451,068)

42	Notes to Financial Statements

GE RSP Funds

Notes to Financial Statements, continued — December 31, 2018

As of December 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Fund	Non-Expiring Short Term	Non-Expiring Long Term

GE RSP Income Fund	$14,869,646	$35,818,154

As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

GE RSP U.S. Equity Fund	$3,965,488,472	$823,133,360	$274,011,087	$549,122,273
GE RSP Income Fund	1,978,081,681	17,829,591	37,434,016	(19,604,425)

8.	Risks

Concentration Risk  As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

Interest Rate Risk  Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Although governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates, the U.S. Federal Reserve has recently begun to raise interest rates and may continue to do so. Thus, the Funds currently faces a heightened level of interest rate risk.

Market and Credit Risk  In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

9.	Line of Credit

The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires October 10, 2019 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operation expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Funds had no outstanding loans as of December 31, 2018.

10.	New and Recent Accounting Pronouncements

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt

Notes to Financial Statements	43

GE RSP Funds

Notes to Financial Statements, continued — December 31, 2018

Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

44	Notes to Financial Statements

GE RSP Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareholders of

GE RSP U.S. Equity Fund and GE RSP Income Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of GE RSP U.S. Equity Fund and GE RSP Income Fund (each a “Fund” and collectively the “Funds”), including the schedules of investments, as of December 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the years presented through December 31, 2015 were audited by other auditors, whose report dated February 22, 2016 expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in General Electric RSP Funds since 2016.

Philadelphia, Pennsylvania

February 25, 2019

Report of Independent Registered Public Accounting Firm	45

GE RSP Funds

Tax Information — December 31, 2018 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid from the Funds during the fiscal year ended December 31, 2018.

Dividends Received Deduction

The GE RSP U.S. Equity Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Qualified Dividend Income

A portion of dividends distributed by the GE RSP U.S. Equity Fund during the fiscal year ended December 31, 2018 is considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The GE RSP U.S. Equity Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Long Term Capital Gain Distributions

Long term capital gains dividends were paid from the GE RSP U.S. Equity Fund during the year ended December 31, 2018 in the amount of $366,396,340.

46	Tax Information

GE RSP Funds

Advisory Agreement Renewal (Unaudited)

Disclosure for the Boards of Trustees’ Consideration of the Renewal of the Investment Advisory and Administration Agreement with SSGA Funds Management, Inc.

At meetings of the Board of Trustees (each, a “Board” and together, the “Boards”) held on May 15, 2018 and June 7, 2018 (the “Board Meetings”), the members of the Board of each Fund considered and unanimously approved the continuance for an additional year of the investment advisory and administration agreement (the “Investment Advisory and Administration Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) on behalf of each Fund.

In considering whether to approve the continuance for an additional year of the Investment Advisory and Administration Agreement, the Board members considered and discussed a substantial amount of information and analysis provided by the Adviser. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment strategies and sizes, which was prepared by an independent third party provider, Broadridge Financial Solutions, Inc. (“Broadridge”). The Board members reviewed the fees charged by the Adviser for other mutual funds and investment products other than mutual funds that employ similar investment strategies as the Funds. The Board members had the opportunity to ask questions and request additional information in connection with its considerations.

Before approving the continuance of the Investment Advisory and Administration Agreement, the Board members reviewed the information provided with management of the Adviser. The Board members also reviewed a memorandum prepared by legal counsel discussing the legal standards for the consideration of the proposed continuance. The Board members discussed the proposed continuance of the Investment Advisory and Administration Agreement in detail during private sessions in advance of, and at, the Board Meetings at which no representatives of the Adviser were present. The Board members requested, and received and considered, additional information from the Adviser following the May 15, 2018 Board Meeting and prior to the June 7, 2018 Board Meeting.

In advance of the Board Meetings, and in response to their detailed requests, the Board members received from the Adviser written responses to their inquiries, which included substantial exhibits and other materials related to the Adviser’s business and the services it provides to each Fund. The Board members took into account their experience as Board members.

During the Board Meetings, the Board members had an opportunity to discuss this information with SSGA FM representatives, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members posed questions to these representatives and engaged in significant discussions.

In reaching their determinations relating to the continuance of the Investment Advisory and Administration Agreement, the Boards considered those factors they deemed relevant, including the factors discussed below. In their deliberations, the Boards did not identify any single factor that was dispositive and each Board member may have attributed different weights to the various factors. The Board members evaluated the information provided to them, as well as the presentations and discussions that occurred at the Board Meetings, for each Fund on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

The material factors and conclusions that formed the basis for each Board’s determinations to approve the continuance of the Investment Advisory and Administration Agreement on behalf of each Fund are as discussed below.

The Nature, Extent and Quality of Services Provided.

The Board members reviewed the services provided by the Adviser. In connection with their consideration of the Adviser’s services, the Board members considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. The Board members evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries, as well as sector, credit quality and interest rate exposure (all as applicable). The Board members also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Funds and the extensive experience and resources committed by the Adviser to the evaluation of the Funds’ portfolios. The Board members considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board members also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including operational, enterprise, regulatory, litigation and compliance risks. The Board members also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

Advisory Agreement Renewal	47

GE RSP Funds

Advisory Agreement Renewal (Unaudited), continued

The Board members had previously reviewed the compliance programs of SSGA FM and various affiliated service providers (“Affiliated Service Providers”). Among other things, the Board members considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.

In light of the foregoing and other relevant information, the Board members concluded that the services provided by the Adviser continue to be satisfactory.

Investment Performance.

The Board members considered the investment performance of each of the Funds for various periods. The Board members reviewed detailed comparisons of the performance of the Funds with the relevant securities indices and peer and category groupings of mutual funds prepared by Broadridge with respect to various periods. The Board members also engaged in detailed discussions with SSGA FM management about its investment processes and performance results. These discussions focused on each Fund’s investment objective, the number and experience of portfolio management and supporting research personnel, each Fund’s investment style and approach employed, the likely market cycles for each Fund’s investment style and, in some instances, relative underperformance of the GE RSP U.S. Equity Fund in certain periods and plans to seek to improve relative performance and the competitive performance of the GE RSP Income Fund for the 3 year and 5 year periods. The Board members discussed SSGA FM’s investment approach with respect to each of the Funds and the reasons for the GE RSP U.S. Equity Fund’s relative underperformance in certain periods.

Taking these factors into consideration, the Board members concluded that each Fund’s performance, or the Adviser’s explanation for relative underperformance and plans for improvement, as applicable, was acceptable overall.

Cost of the Services Provided And Profits Realized From The Relationships with the Funds.

The Board members considered the management fees paid to the Adviser by the Funds. The Board members reviewed the level of profits realized by the Adviser and the Affiliated Service Providers in providing investment advisory and other services to the Funds. Information also was presented regarding the financial condition of the Adviser for various past periods. The Board members also considered the Adviser’s statements concerning its significant investment in supporting registered investment companies. The Board members also considered the various risks borne by SSGA FM and the Affiliated Service Providers in connection with their various roles in servicing the Funds, including enterprise, litigation, business, operational and entrepreneurial risk.

The Board members concluded that the profitability of the Adviser and the profitability range of each of the Affiliated Service Providers with respect to its services to each of the Funds, were reasonable in relation to the services provided.

The Extent to Which Economies of Scale Would Be Realized as the Funds Grow and Whether Fee Levels Would Reflect Such Economies of Scale.

The Boards considered the extent to which the Adviser and the Affiliated Service Providers, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Boards acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Funds. The Boards concluded that, in light of, among other considerations, the current size of each of the Funds, the level of profitability of the Adviser and the Affiliated Service Providers with respect to the Funds, and/or the comparative management fees and expense ratios of the Funds, it does not appear that the Adviser or the Affiliated Service Providers has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed management fees should be reduced or that breakpoints in such fees should be implemented for the Funds at this time.

Comparison of Services to be Rendered and Fees to be Paid.

The Boards discussed the services provided to the Funds by the Adviser and the fees charged to the Funds for those services. As part of its review, each Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to the expense ratios of a group of comparable mutual funds selected by Broadridge, and the related Broadridge analysis for the Funds. The Boards also considered the comparability of the fees charged and the services provided to the Funds by the Adviser to the fees charged and services provided to other clients of the Adviser.

48	Advisory Agreement Renewal

GE RSP Funds

Advisory Agreement Renewal (Unaudited), continued

Among other information, the Board members considered that each Fund’s expense ratios and advisory fee were the lowest or among the lowest in the applicable Broadridge peer group ranges. The Boards also considered the Funds’ comparatively lower historical fee structure overall relative to advisers of other comparable industry peer group funds and noted that the Funds have generally benefitted from not having a high management fee rate since their inception.

In light of the foregoing, the Boards determined that the management fees, considered in relation to the services provided to the Funds, supported the Boards’ approval of the continuance of the Investment Advisory and Administration Agreement.

Fall-Out Benefits.

The Boards considered actual and potential financial benefits that the Adviser may derive from its relationships with the Funds, including the custody, fund accounting and sub-administration services being provided to the Funds by an affiliate of the Adviser and, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Boards noted, however, that each Fund benefits from the vast array of resources available through SSGA FM, and that each Fund represents only a small portion of the assets managed by SSGA FM.

Conclusion.

No single factor was determinative to the Boards’ decision. Based on their discussion and such other matters as were deemed relevant, the Board members approved the continuance of the Investment Advisory and Administration Agreement for the Funds.

Advisory Agreement Renewal	49

GE RSP Funds

Additional Information — December 31, 2018 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee/Officer
INTERESTED TRUSTEES
Matthew Zakrzewski c/o SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1960	Chairman of the Board of Trustees	Term: Indefinite Served: Since 2013	Managing Director, Benefit Plans since July 2016; Executive Vice President and Chief Financial Officer of GEAM from August 2013 to June 2016; formerly, Chief Financial Officer for GE Ventures from 2012 to 2013 and Chief Financial Officer for GE Risk, Insurance and Corporate Financing from 2006 to 2012.	2	GE Asset Management Limited; GE Investment Distributors, Inc. (“GEID”); GE Pension Trust Limited; Common Investment Fund.

Scott Silberstein c/o SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1964	Trustee	Term: Indefinite Served: Since July 2016	Executive Counsel, GE since 2016; Senior Vice President & Deputy General Counsel of GEAM from 1995 – 2016.	2	GEAM; GE Asset Management Limited; GE International Management Incorporated; GE International Management II Incorporated; GEID.

Gregory Bouleris c/o SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1966	Trustee	Term: Indefinite Served: Since July 2016	Investment Oversight Leader, GE since 2016; Multi-Manager Programs Leader from 2015 – 2016; Senior Vice-President Product Management 2008 – 2015.	2	GEID.

Vaidheesh Krishnamurti c/o SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1966	Trustee	Term: Indefinite Served: Since July 2016	Chief Financial Officer of Benefit Plans since May 2016; Manager, Financial Planning and Analysis at GEAM from December 2014 to May 2016; Manager, Investment Performance at GEAM from May 2012 to December 2014; Operational Controller/Senior Analyst at GEAM from June 2008 to May 2012.	2

Pamela Westmoreland c/o SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1958	Trustee	Term: Indefinite Served: Since July 2016	Senior Vice President and Risk and Asset Allocation Leader at GEAM from 2016 to present; Head of Fixed Income Credit Research at GEAM from 2013 to 2016; Fixed Income Strategist from 2012 to 2013; Team Leader, Fixed Income Research from 2007 to 2012.	2

50	Additional Information

GE RSP Funds

Additional Information, continued — December 31, 2018 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Officer	Other Directorships Held by Officer
EXECUTIVE OFFICERS
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President	Term: Indefinite Served: Since September 2018	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	N/A	N/A

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Treasurer	Term: Indefinite Served: Since June 2011	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).	N/A	N/A

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer and Anti-Money Laundering Officer	Term: Indefinite Served: Since December 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).	N/A	N/A

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Assistant Treasurer	Term: Indefinite Served: Since March 2017	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).	N/A	N/A

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Assistant Treasurer	Term: Indefinite Served: Since March 2017	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors. (2005 – present).*	N/A	N/A

Additional Information	51

GE RSP Funds

Additional Information, continued — December 31, 2018 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Officer	Other Directorships Held by Officer
EXECUTIVE OFFICERS (continued)
Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Assistant Treasurer	Term: Indefinite Served: Since March 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*	N/A	N/A

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Assistant Treasurer	Term: Indefinite Served: Since March 2017	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).	N/A	N/A

Daniel G. Plourde SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Served: Since June 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).	N/A	N/A

Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, Floor 7 Mail Stop SUM0703 Boston, MA 02111 YOB: 1976	Secretary	Term: Indefinite Served: Since March 2017	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007 – 2013).	N/A	N/A

*	Served in various capacities and/or with various affiliated entities during noted time period.

52	Additional Information

GE RSP Funds

Investment Team

Investment Adviser

SSGA Funds Management, Inc.

Board of Trustees

Matthew Zakrzewski, Chairman

Scott Silberstein

Gregory Bouleris

Pamela Westmoreland

Vaidheesh Krishnamurti

Portfolio Managers

GE RSP U.S. Equity Fund

David B. Carlson

Paul Nestro

Christopher Sierakowski

GE RSP Income Fund

Matthew Nest

Mark H. Johnson

Independent Registered Public Accounting Firm

BBD, LLP

Custodian

State Street Bank & Trust Company

Shareholder Servicing Agent

Address all inquiries inside the Plan to:

GE Retirement Savings Plan Service Center

c/o Fidelity Investments

P.O. Box 770003

Cincinnati, OH 45277-0065

Address all inquiries outside the Plan to:

GE RSP Mutual Funds

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Investment Team	53

GE RSP Funds

Shareholder Services

INSIDE THE RETIREMENT SAVINGS PLAN

Shares or units held inside the Plan have been credited to your account as a result of contributions and investment earnings. For a statement summarizing your account balance in the Plan, please refer to your GE RSP Retirement Savings Statement, which is provided quarterly and is available online at any time or upon request. You may obtain additional information and process transactions on investments held inside the Plan by calling:

GE Retirement Savings Plan Service Center:  1-877-55-GERSP (1-877-554-3777)

or visit OneHR.ge.com > Retirement (or RSP) > My GE RSP

OUTSIDE THE RETIREMENT SAVINGS PLAN

If shares of the GE RSP U.S. Equity and the GE RSP Income Funds have been distributed to you from the Plan, information on these investments may be obtained by calling:

SSGA Funds Management, Inc.:  1-800-242-0134

or visit www.ssga.com/geam

54	Shareholder Services

GE RSP Funds

1600 Summer Street

Stamford, CT 06905

Or at:

PO Box 7900

Stamford, CT 06904-7900

www.ssga.com/geam

Proxy Voting Policies and Procedures and Record

The Funds have adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Funds’ website at http://www.ssga.com/geam, and (iii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Funds file their complete schedules of investments with the SEC for the first, second and third quarters of each fiscal year on Form N-Q. For the fourth quarter, the complete schedules of investments are available in the Funds’ annual financial statements. The Funds’ Forms N-Q are available (i) without charge, upon request, by calling 1-800-242-013, (ii) on the Funds’ website at http://www.ssga.com/geam, and (iii) on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

As of the end of the period covered by this report, General Electric RSP Income Fund (the “Registrant” or the “Fund”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Fund’s Board of Trustees (the “Board”) has determined that the Fund has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Mr. Matthew Zakrzewski and Mr. Vaidheesh Krishnamurti. Each of the “audit committee financial experts” are deemed to be “interested persons” of the Registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (15 U.S.C. 80a-2(a)(19)).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2018 and December 31, 2017, the aggregate audit fees billed for professional services rendered BBD, LLP (“BBD”), the Registrant’s principal accountant, for the audit of the Registrant’s annual financial statements, or services that are normally provided by BBD in connection with the Registrant’s statutory and regulatory filings and engagements were $26,500 and $32,500, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2018 and December 31, 2017, there were no fees for assurance and related services by BBD reasonably related to the performance of the audit of the Fund’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2018 and December 31, 2017, there were no fees for professional services rendered by BBD for tax compliance, tax advice or tax planning.

(d)	All Other Fees

For the fiscal years ended December 31, 2018 and December 31, 2017, there were no fees billed for professional services rendered by BBD for products and services provided by BBD to the Fund, other than the services reported in paragraphs (a) through (c). The fees billed for Security Counts under Rule 17f-2, which were previously reported under paragraph (d) this Item, are now reported under paragraph (a) of this Item.

(e)(1)    Audit Committee Pre-Approval Policies and Procedures

The Audit Committee of the General Electric RSP Funds (the “Funds”) Board of Trustees is responsible for, among other things, the appointment, compensation and oversight of the work of the Funds’ Auditor. As part of this responsibility and to ensure that the Auditor’s independence is not impaired, the Audit Committee (1) pre-approves the audit and non-audit services provided to the Funds by the Auditor, and (2) all non-audit services provided to the Funds’ investment adviser and Covered Affiliates (as defined in the Audit Committee Charter) that provide ongoing services to the Funds if the services directly impact the Funds’ operations or financial reporting, in accordance with the Audit Committee Charter. The following excerpt from the Audit Committee Charter sets forth the pre-approval policies and procedures:

Pre-Approval of Audit Related Services and Permissible Non-Audit Services. The Audit Committee shall pre-approve both audit (including audit, review, and attest) services and permissible non-audit services provided to the Fund and, if the nature of the engagement relates directly to the operations and financial reporting of the Fund, permissible non-audit services provided to any Covered Affiliate.

The Audit Committee may determine to delegate the authority to grant pre-approvals to one or more Audit Committee members, each acting on behalf of the Audit Committee. In this event, the member of the Audit Committee so delegated shall report each delegated pre-approval to the Audit Committee at its next regularly scheduled meeting. The Audit Committee may also adopt and follow, in lieu of explicit pre-approval described above, written policies and procedures detailed as to the particular service, designed to safeguard the continued independence of the Auditor, consistent with the requirements of the 1940 Act and SEC regulations thereunder.

Notwithstanding the foregoing, the pre-approval requirement concerning permissible non-audit services provided to the Fund or any Covered Affiliate is waived if: (1) the aggregate amount of all such non-audit services provided constitutes no more than five percent (5%) of the total amount of revenues paid to the Auditor by the Fund and the Covered Affiliates during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee, (2) the non-audit services were not recognized as non-audit services at the time of the engagement, and (3) such non-audit services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or one or more designated members of the Audit Committee prior to the completion of the audit.

(e)(2)    Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2018 and December 31, 2017, the aggregate non-audit fees billed by BBD for services rendered to the Fund and SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Funds were $0 and $0, respectively.

(h)

BBD notified the Fund’s Audit Committee of all non-audit services that were rendered by BBD to the Adviser and any entity controlling, controlled by, or under common control with BBD that provides services to the Fund, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Fund’s Audit Committee to consider whether such services were compatible with maintaining BBD’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter of the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)

Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GENERAL ELECTRIC RSP INCOME FUND

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	March 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 6, 2019

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer (Principal Financial and Accounting Officer)

Date:	March 6, 2019